As filed with the Securities and Exchange Commission on February 27, 2026

File Nos. 333-183945 and 811-22747

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 120

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 121

ALPS SERIES TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 623-2577

Camilla Nwokonko, Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

3400 Walnut Street, Suite 700

Denver, CO 80205

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on ________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this prospectus is not complete and may be changed. Shares of the Funds may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus	Subject to Completion	February 27, 2026

PROSPECTUS

[_______] [__], 2026

ALPS Series Trust

360 ONE India Conviction ETF ([EXCHANGE]: [INCN])

360 ONE India Select ETF ([EXCHANGE]: [INSL])

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

[TO BE UPDATED]

SUMMARY SECTION
360 ONE India Conviction ETF
360 ONE India Select ETF
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS
MANAGEMENT
PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY AND SELL SHARES
FEDERAL INCOME TAXES
OTHER INFORMATION
FINANCIAL HIGHLIGHTS
ADDITIONAL INFORMATION ABOUT THE FUND

2

SUMMARY SECTION

360 ONE India Conviction ETF (the “Fund”)

Investment Objective

The 360 ONE India Conviction ETF seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to fees and expenses (including customary brokerage commissions) charged by their broker and other fees to financial intermediaries. These fees and expenses are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management (Unitary) Fee(1)	[___]%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[___]%

(1)	The Fund’s investment adviser, 360 ONE Asset Management Limited (“360 ONE” or the “Adviser”), provides investment advisory services and pays all of the Fund’s operating expenses in return for a “unitary fee,” except that the Fund will be responsible for the payment of brokerage and other expenses of executing Fund transactions; taxes or governmental fees; interest charges and other costs of borrowing; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business).
(2)	Other expenses are estimated for the first year of operations.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.

	One Year	Three Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover information to report.

3

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus amounts borrowed for investment purposes) in Indian companies (“Indian companies”). For the purposes of this 80% test, Indian companies are those that are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India (which is presently considered an emerging market)

The Fund will invest primarily in equity securities of Indian companies that are publicly listed and such other instruments issued by Indian companies as may be specified by the Securities and Exchange Board of India (“SEBI”). Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, rights and warrants to buy common stocks. The Fund intends to invest in companies of all capitalization sizes. The Fund may invest in securities denominated in Indian Rupees, U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. The Fund will typically invest in a limited number of companies and maintain a core portfolio comprised of 25 to 30 securities, although the number of securities held by the Fund may occasionally exceed or fall below this range at times.

The Adviser utilizes a fundamental investment strategy to select investments for the Fund. The Fund will invest in equity and equity related investments of Indian companies in sectors of the Indian economy that, in the Adviser’s view are likely to do well in the medium-term, based on the business cycle of the economy. The Adviser analyzes fluctuations in activity in an economy and changes in key economic indicators to recognize the different phases of an economic cycle (early, mid, and late). The Adviser then allocates the Fund’s assets across sectors according to the probability that sectors will outperform or underperform.

Securities may be sold by the Fund or disposed of through the redemption process with the Fund’s authorized participants. The Adviser may sell a security if the company’s economic indicators deteriorate, for example, if the company reaches the Adviser’s estimate of the company’s intrinsic value or there is an adverse development in a company’s corporate governance or future strategic direction.

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value (“NAV”) and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Equity Risk. The values of equity securities in the Fund will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time due to general market conditions that are not specifically related to a particular company, such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious disease, or other public issues or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

4

India Market Risks. Investments in India can be considered speculative, and therefore may offer higher potential for losses. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. Share prices of Indian companies tend to be volatile, can be subject to currency exchange fluctuations and can lack liquidity. Indian stock exchanges have also experienced problems that have affected the market price and liquidity of the securities of Indian companies.

The risk of loss may be increased because Indian issuers are subject to different accounting, auditing and financial reporting standards and practices than what are applicable in the United States. There is also a difference in level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.

Currency Risk. Investing in securities denominated in a foreign currency entails the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. Currency risk includes both the risk that currencies in which the Fund’s investments are traded, or currencies in which the Fund has taken an active investment position, will decline in value relative to the U.S dollar.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business, reduce their role or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s Shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting.

Cash Transactions Risk. The Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.

Fluctuation in Net Asset Value. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on [___] (the “Exchange”). The Adviser cannot predict whether the Shares will trade below, at, or above their NAV.

Geographic Risk. A focus on investments in issuers located in India will subject the Fund, to a greater extent, than if investments were less focused, to the risks of adverse securities markets, exchange rates and social, political, legal, regulatory, economic, religious or environmental events and natural disasters which may occur in India. The economy, industries, and securities and currency markets of India may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

5

Limited Number of Holdings Risk. The Fund may invest in a limited number of companies. As a result, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies. In addition, the Fund’s performance may be more volatile than a fund that invests in a larger number of companies.

Loss of FPI Registration. Investment by the Fund in India is dependent on the registration of the Fund as an FPI. In the event that this registration is terminated, the Fund might be required to liquidate its positions in Indian securities at an inopportune time or upon disadvantageous terms.

Any investigations of, or actions against, the Fund or any of their shareholders initiated by the SEBI or any other Indian regulatory authority may impose a ban of the investment and trading activities of the Fund.

Additionally, SEBI has issued the SEBI (Foreign Portfolio Investors) Regulations 2019, as may be amended from time to time, and the Master Circular for Foreign Portfolio Investors, Designated Depository Participants and Eligible Foreign Investors, both of which include guidelines on eligibility norms and know your customer (“KYC”) guidelines with respect to FPIs. Failure to comply with the guidelines may lead to a loss of FPI registration for the Fund.

Market Maker Risk. Decisions by market makers or authorized participants to reduce their role or “step away” from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s NAV, which could result in the Fund’s Shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s Shares are trading on the Exchange, which could result in a decrease in value of the Fund’s Shares.

New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified fund”. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund Shares than would occur in a diversified fund.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Small-, Mid-, and Large-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid. With respect to the Fund’s investments in large-capitalization companies, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

6

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information, when available, will be available online at [_______].

Investment Adviser

360 ONE Asset Management Limited is the investment adviser to the Fund.

Portfolio Manager(s)

Mayur Patel will serve as the Fund’s portfolio manager and is responsible for the day-to-day management of the Fund. Mr. Patel has served in such capacity since the inception of the Fund in [________].

Purchase and Redemption of Shares

Individual Shares may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares are listed for trading on the [_____] under the ticker symbol [____] and, because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid/ask spread”).

The median bid/ask spread for the Fund’s most recent fiscal year cannot be provided as the Fund did not have sufficient trading history to report trading information and related costs. Once available, information about the Fund’s NAV, market price, premiums and discounts, and the bid/ask spreads, is included on the Fund’s website at [____________].

7

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or qualified dividend income, except when your investment is in an IRA, 401(k) or other tax-qualified investment plan. Subsequent withdrawals from such a tax-qualified investment plan will be subject to special tax rules. Special rules will apply to distributions paid to shareholders who are foreign persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser or other related companies may pay the intermediary for the sale of Shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

SUMMARY SECTION

360 ONE India Select ETF (the “Fund”)

Investment Objective

The 360 ONE India Select ETF seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to fees and expenses (including customary brokerage commissions) charged by their broker and other fees to financial intermediaries. These fees and expenses are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management (Unitary) Fee(1)	[___]%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[___]%

(1)	The Fund’s investment adviser, 360 One Asset Management Limited (“360 One” or the “Adviser”), provides investment advisory services and pays all of the Fund’s operating expenses in return for a “unitary fee,” except that the Fund will be responsible for the payment of brokerage and other expenses of executing fund transactions; taxes or governmental fees; interest charges and other costs of borrowing; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business).
(2)	Other expenses are estimated for the first year of operations.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.

	One Year	Three Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover information to report.

9

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus amounts borrowed for investment purposes) in Indian companies (“Indian companies”). For the purposes of this 80% test, Indian companies are those that:

●	are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India (which is presently considered an emerging market);
●	derive 50% or more of their total revenue or profit from either goods or services produced or sales made in India; or
●	have 50% or more of their assets in India.

The Fund will invest primarily in equity securities of Indian companies that are publicly listed and such other instruments issued by Indian companies as may be specified by the Securities and Exchange Board of India (“SEBI”). Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, rights and warrants to buy common stocks. The Fund intends to invest in companies of all capitalization sizes. The Fund may invest in securities denominated in Indian Rupees, U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Adviser utilizes a Systematically Managed Active Rule based thematic momentum strategy (“S.M.A.R.T Strategy”), to select investments for the Fund. The S.M.A.R.T strategy begins with a review of an investment universe comprised of the top 200 companies by market cap and liquidity listed on the National Stock Exchange (“NSE”) or the Bombay Stock Exchange (“BSE”). The Adviser narrows the Fund’s investable universe based on its evaluation of a company’s liquidity and size and the application of a framework that classifies companies into four categories: Secular, Cyclical, Defensives, and Value Trap (“SCDV”) to seek to identify companies that have higher profitability and stable earnings trajectories.

After applying the SCDV framework, the Adviser calculates a momentum factor score for each remaining company in the investable universe. The Adviser uses stock prices and total returns over a period (typically one year) to calculate a company’s momentum factor score. The Adviser then selects investments for the Fund with the goal of maximizing the Fund’s momentum factor exposure.

The Fund’s portfolio will be subject to a periodic rebalancing every six months in accordance with the Adviser’s S.M.A.R.T Strategy. As a result of such rebalancing, securities may be sold by the Fund or disposed of through the redemption process with the Fund’s authorized participants.

10

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value (“NAV”) and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Equity Risk. The values of equity securities in the Fund will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time due to general market conditions that are not specifically related to a particular company, such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious disease, or other public issues or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

India Market Risks. Investments in India can be considered speculative, and therefore may offer higher potential for losses. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. Share prices of Indian companies tend to be volatile, can be subject to currency exchange fluctuations and can lack liquidity. Indian stock exchanges have also experienced problems that have affected the market price and liquidity of the securities of Indian companies.

The risk of loss may be increased because Indian issuers are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in the United States. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.

Currency Risk. Investing in securities denominated in a foreign currency entails the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. Currency risk includes both the risk that currencies in which the Fund’s investments are traded, or currencies in which the Fund has taken an active investment position, will decline in value relative to the U.S dollar.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business, reduce their role or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s Shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting.

Cash Transactions Risk. The Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.

Fluctuation in Net Asset Value. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on [___] (the “Exchange”). The Adviser cannot predict whether the Shares will trade below, at, or above their NAV.

Geographic Risk. A focus on investments in issuers located in India will subject the Fund, to a greater extent, than if investments were less focused, to the risks of adverse securities markets, exchange rates and social, political, legal, regulatory, economic, religious or environmental events and natural disasters which may occur in India. The economy, industries, and securities and currency markets of India may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

11

Loss of FPI Registration. Investment by the Fund in India is dependent on the registration of the Fund as an FPI. In the event that this registration is terminated, the Fund might be required to liquidate its positions in Indian securities at an inopportune time or upon disadvantageous terms.

Any investigations of, or actions against, the Fund or any of their shareholders initiated by the SEBI or any other Indian regulatory authority may impose a ban of the investment and trading activities of the Fund.

Additionally, SEBI has issued the SEBI (Foreign Portfolio Investors) Regulations 2019, as may be amended from time to time, and the Master Circular for Foreign Portfolio Investors, Designated Depository Participants and Eligible Foreign Investors, both of which include guidelines on eligibility norms and know your customer (“KYC”) guidelines with respect to FPIs. Failure to comply with the guidelines may lead to a loss of FPI registration for the Fund.

Market Maker Risk. Decisions by market makers or authorized participants to reduce their role or “step away” from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s NAV, which could result in the Fund’s Shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s Shares are trading on the Exchange, which could result in a decrease in value of the Fund’s Shares.

New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Quantitative Model Risk. The Fund’s reliance on quantitative models and the analysis of specific metrics in constructing the Fund’s portfolio could cause the Adviser to be unsuccessful in selecting companies for investment or determining the weighting of particular stocks in the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, the data on which the models rely may be incorrect or incomplete, the models will only be rebalanced periodically on a fixed schedule, or the models may not be implemented as intended by the Adviser.

Small-, Mid-, and Large-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid. With respect to the Fund’s investments in large-capitalization companies, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

12

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information, when available, will be available online at [_______].

Investment Adviser

360 One Asset Management Limited is the investment adviser to the Fund.

Portfolio Manager

Ashish Ongari serves as the Fund’s portfolio manager and is responsible for the day-to-day management of the Fund. Mr. Ongari has served in such capacity since the inception of the Fund in [________].

Purchase and Redemption of Shares

Individual Shares may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares are listed for trading on the [_____] under the ticker symbol [____] and, because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid/ask spread”).

The median bid/ask spread for the Fund’s most recent fiscal year cannot be provided as the Fund did not have sufficient trading history to report trading information and related costs. Once available, information about the Fund’s NAV, market price, premiums and discounts, and the bid/ask spreads, is included on the Fund’s website at [____________].

13

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or qualified dividend income, except when your investment is in an IRA, 401(k) or other tax-qualified investment plan. Subsequent withdrawals from such a tax-qualified investment plan will be subject to special tax rules. Special rules will apply to distributions paid to shareholders who are foreign persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser or other related companies may pay the intermediary for the sale of Shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS

This section describes each Fund’s investment objective and principal investment strategies. See “MORE ON THE FUNDS’ INVESTMENTS AND RELATED RISKS” in this Prospectus and the Statement of Additional Information (the “SAI”) for more information about each Fund’s investments and the risks of investing.

What are the Funds’ Investment Objectives?

Each Fund seeks long-term capital appreciation.

While there is no assurance that a Fund will achieve its investment objective, the Funds endeavor to do so by following the strategies and policies described in this Prospectus.

What are the Funds’ Principal Investment Strategies?

360 ONE India Conviction ETF

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus amounts borrowed for investment purposes) in Indian companies (“Indian companies”). For the purposes of this 80% test, Indian companies are those that are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India (which is presently considered an emerging market).

The Fund will invest primarily in equity securities of Indian companies that are publicly listed and such other instruments issued by Indian companies as may be specified by the Securities and Exchange Board of India (“SEBI”). Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, rights and warrants to buy common stocks. The Fund intends to invest in companies of all capitalization sizes. The Fund may invest in securities denominated in Indian Rupees, U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. The Fund will typically invest in a limited number of companies and maintain a core portfolio comprised of 25 to 30 securities, although the number of securities held by the Fund may occasionally exceed or fall below this range at times.

The Adviser utilizes a fundamental investment strategy to select investments for the Fund. The Fund will invest in equity and equity related investments of Indian companies in sectors of the Indian economy that, in the Adviser’s view are likely to do well in the medium-term, based on the business cycle of the economy. The Adviser analyzes fluctuations in activity in an economy and changes in key economic indicators to recognize the different phases of an economic cycle (early, mid, and late). The Adviser then allocates the Fund’s assets across sectors according to the probability that sectors will outperform or underperform.

Securities may be sold by the Fund or disposed of through the redemption process with the Fund’s authorized participants. The Adviser may sell a security if the company’s economic indicators deteriorate, for example, if the company reaches the Adviser’s estimate of the company’s intrinsic value or there is an adverse development in a company’s corporate governance or future strategic direction.

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360 ONE India Select ETF

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus amounts borrowed for investment purposes) in Indian companies (“Indian companies”). For the purposes of this 80% test, Indian companies are those that:

●	are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India (which is presently considered an emerging market);
●	derive 50% or more of their total revenue or profit from either goods or services produced or sales made in India; or
●	have 50% or more of their assets in India.

The Fund will invest primarily in equity securities of Indian companies that are publicly listed and such other instruments issued by Indian companies as may be specified by the Securities and Exchange Board of India (“SEBI”). Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, rights and warrants to buy common stocks. The Fund intends to invest in companies of all capitalization sizes. The Fund may invest in securities denominated in Indian Rupees, U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Adviser utilizes a Systematically Managed Active Rule based thematic momentum strategy (“S.M.A.R.T Strategy”), to select investments for the Fund. The S.M.A.R.T strategy begins with a review of an investment universe comprised of the top 200 companies by market cap and liquidity listed on the National Stock Exchange (“NSE”) or the Bombay Stock Exchange (“BSE”). The Adviser narrows the Fund’s investable universe based on its evaluation of a company’s liquidity and size and the application of a “SCDV” (Secular, Cyclical, Defensives, and Value Trap) framework to seek to identify companies that have higher profitability and stable earnings trajectories. The SCDV framework classifies companies into the following four categories:

●	Secular: Companies delivering 15% profit after tax and return on equity (“ROE”) growth rates, playing out India’s secular upward growth shift. Many companies in the financial services, consumer discretionary, auto and auto ancillaries sectors satisfy these criteria, though others might also fall into this category.
●	Cyclicals: High growth companies which typically have high capital expenditures and hence a lower ROE e.g. Infrastructure, logistics, capital goods etc. These have relatively higher sensitivity to business and economic cycles;
●	Defensive: Companies that have high ROE and lower growth rates, low capital expenditures and sensitivity to business cycles, but that provide a cushion to returns during downturns e.g. consumer staples, healthcare, etc.; and
●	Value Traps: Companies that register low growth rates and ROE, which are typically avoided across public equity strategies etc.

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After applying the SCDV framework, the Adviser calculates a momentum factor score for each remaining company in the investable universe. The Adviser uses stock prices and total returns over a period (typically one year) to calculate a company’s momentum factor score. The Adviser then selects investments for the Fund with the goal of maximizing the Fund’s momentum factor exposure, subject to the following constraints:

●	No single company may comprise more than 10% of the Fund’s portfolio; and
●	The Fund’s investments in any particular company is limited to no more than 5% of any company’s paid up capital carrying voting rights.

The Fund’s portfolio will be subject to a periodic rebalancing every six months in accordance with the Adviser’s S.M.A.R.T Strategy. As a result of such rebalancing, securities may be sold by the Fund or disposed of through the redemption process with the Fund’s authorized participants.

More on the Funds’ Investments and Related Risks

The Funds’ investment objective and principal investment strategies are described above under “Investment Objective and Principal Investment Strategies.” This section provides additional information about the Funds’ investment strategies and certain portfolio management techniques a Fund may use, as well as the principal and other risks that may affect a Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Funds’ SAI, which is available without charge upon request (see back cover).

Unless otherwise stated within its specific investment policies, each Fund may also generally invest in other types of domestic and foreign securities and use other investment strategies. These securities and strategies are not principal investment strategies of a Fund. If successful, they may benefit a Fund by earning a return on the Fund’s assets or reducing risk; however, they may not achieve the Fund’s objective. It is impossible to predict when, or for how long, a Fund will use these strategies. There can be no assurance that such strategies will be successful.

Illiquid Investments

Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

Changes to Investment Restrictions

The Board of Trustees may change, without shareholder approval, a Fund’s investment objective, investment strategy, and any policy in this prospectus or the SAI not specifically designated as “fundamental” (non-fundamental policies) without shareholder approval, except as otherwise indicated. Unless expressly stated otherwise in the Prospectus or the SAI, any investment policies or restrictions contained in the Prospectus or SAI are non-fundamental. Certain fundamental and non-fundamental policies of the Funds are set forth in the SAI under “Investment Restrictions.”

Investment Limitations

Except with respect to the illiquid investment restrictions set forth above and as otherwise required by the 1940 Act and the rules and regulations thereunder, all limitations on a Fund’s investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after, and as a result of, an investment. Unless otherwise indicated, references to assets in the percentage limitations on a Fund’s investments refer to total assets.

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Temporary Defensive Investments

Each Fund may depart from its principal investment strategies in response to extraordinary adverse market, economic, or political conditions by taking temporary defensive positions which may constitute up to one hundred percent (100%) of such Fund’s total assets, in short-term debt securities, cash and cash equivalents, shares of money market mutual funds, commercial paper, certificates of deposit, and repurchase agreements. Under such circumstances, a Fund may not achieve its investment objective. A Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Other Limitations on Changes to Fund Policies

The Funds’ policy to invest, under normal market conditions, at least 80% of its net assets (plus amounts borrowed for investment purposes) in India may not be changed without a written notification to the relevant Fund’s shareholders at least sixty (60) days prior to any such change, to the extent required by law.

What are the Principal Risks of Investing in the Funds?

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in the applicable Fund’s “Summary Section” above and further described below. For additional information regarding risks of investing in a Fund, please see the SAI. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in a Fund.

Risk	360 ONE India Conviction ETF	360 ONE India Select ETF
Authorized Participant Concentration Risk	P	P
Cash Transactions Risk	P	P
Currency Risk	P	P
Equity Risk	P	P
Fluctuation in Net Asset Value	P	P
Geographic Risk	P	P
India Market Risks	P	P
Limited Number of Holdings Risk	P	N/A
Loss of FPI Registration	P	P
Market Maker Risk	P	P
New Fund Risk	P	P
Non-Diversification Risk	P	N/A
Non-U.S. Securities Risk	P	P
Quantitative Model Risk	NA	P
Small-, Mid-, and Large-Capitalization Companies Risk	P	P
Trading Issues Risk	P	P

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

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Authorized Participant Concentration Risk

Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders (including in situations where authorized participants have limited or diminished access to capital required to post collateral), with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting (that is, investors would no longer be able to trade shares in the secondary market). The authorized participant concentration risk may be heightened in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.

Cash Transactions Risk

Each Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in a Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause a Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. Each Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its Shares entirely in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of a Fund’s Shares than for ETFs that distribute portfolio securities in-kind.

Currency Risk

Investing in securities denominated in a foreign currency entails the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. Currency risk includes both the risk that currencies in which the Fund’s investments are traded, or currencies in which a Fund has taken an active investment position, will decline in value relative to the U.S dollar.

Many countries rely heavily upon export-dependent businesses. Any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such a country or region may increase the volatility of exchange rates against other currencies, subjecting a Fund’s investments denominated in such country’s or region’s currency to additional risks. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

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Indian Currency Risk

Because investing in India involves investing in Indian rupees, the value of a Fund’s assets measured in U.S. dollars may be adversely affected by changes in currency exchange rates. Such rates may fluctuate significantly over short periods of time causing fluctuations in a Fund’s net asset value. Costs are incurred in connection with conversions between various currencies.

Equity Risk

The values of equity securities in the Fund will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time due to general market conditions that are not specifically related to a particular company, such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious disease, or other public issues or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. The impact of any of these occurrences may exacerbate other pre-existing political, social, financial, and economic risks in certain countries or the market in general and may last for an extended period of time.

Fluctuation in Net Asset Value

The NAV of a Fund’s Shares will generally fluctuate with changes in the market value of a Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the Exchange. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of a Fund’s holdings trading individually or in the aggregate at any point in time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Fund’s Shares.

Geographic Risk

The Fund concentrates in a single region of the world, and as such, the Fund’s performance may be more volatile than that of a fund that invests globally. If securities of that region fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

For example, a focus on investments in issuers located in India will subject the Fund, to a greater extent, than if investments were less focused, to the risks of adverse securities markets, exchange rates and social, political, regulatory, economic or environmental events and natural disasters which may occur in India. The economy, industries, and securities and currency markets of India may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

In order to gain exposure to certain issuers, the Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S. issuers.

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Indian Financials Sector Risk

The Fund may have significant exposure to the financial sector. The Indian financials sector is subject to extensive governmental control, protection and regulation, which may adversely affect the scope of financials sector firm activities, the prices they can charge and the amount of capital they must maintain. Policies and regulations implemented by the Reserve Bank of India, which serves as the country’s central bank, may also have an adverse impact on Indian financial institutions, including those in the banking and other financial industries. The Indian financials sector is exposed to risks that may impact the value of investments in the financials sector more severely than investments outside this sector, including operating with substantial financial leverage. The Indian financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. India poses additional unique risks with respect to the financials sector, such as the fact that only a small portion of the population holds insurance.

The banking industry and other financial industries are subject to extensive government regulation and can be significantly affected by changes in interest rates, general economic conditions, price and market competition, the imposition of premium rate caps or other changes in government regulation or tax law. Certain segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

India Market Risks

Political and Economic Risks in India

Investments in India can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. The share prices of companies in India tend to be volatile and there is a significant possibility of loss. Governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of a Fund’s investments. Although the government of India has recently begun to institute economic reform policies, there can be no assurance that it will continue to pursue such policies or, if it does, that such policies will succeed.

The laws of India relating to limited liability of corporate shareholders, fiduciary duties of officers and directors and the bankruptcy of state enterprises are generally less well developed or different from such laws in the United States. The risk of loss may also be increased because there may be less information available about Indian issuers since they are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in the United States. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.

It may be more difficult to obtain or enforce a judgment in the courts of India than it is in the United States. In addition, unanticipated political and social developments may affect the value of a Fund’s investments in India and the availability to the Fund of additional investments. Monsoons and other natural disasters also can affect the value of Fund investments.

The growing interconnectivity of global economies and financial markets has increased the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. In particular, the adoption or continuation of protectionist trade policies by one or more countries, or a slowdown in the U.S. economy, could lead to a decrease in demand for Indian products and reduced flows of private capital to the Indian economy.

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The political, economic and social structures of many developing countries, including India, may be less stable and more volatile than those in the U.S. investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries like India also may have different legal systems that may make it difficult for a Fund to vote proxies, exercise shareholder rights and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries, securities and currency markets, and the value of a Fund’s investments, in non-U.S. countries. Religious and border disputes persist in India, and India has from time to time experienced civil unrest and hostilities with countries such as Pakistan and China. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir, a majority of whose population is Muslim, remains unresolved. The Indian population is comprised of diverse religious, linguistic and ethnic groups, and from time to time, India has experienced internal disputes between religious groups within the country. The Indian government has confronted separatist movements in several Indian states. Further, India has in the recent past seen fresh Chinese incursion into its territories resulting in a stand-off between the two countries. While government and military representatives from both countries have engaged to push forward a solution on the border row, there has been no significant development on this. If the Indian government is unable to come to an agreeable solution on these disputes, the situation can escalate and potentially destabilize the economy, and, consequently, adversely affect a Fund’s investments.

Market Risk in India

The stock markets in India are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions and in interpreting and applying the relevant laws and regulations. The securities industry in India is comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. If trading volume is limited by operational difficulties, the ability of a Fund to invest its assets may be impaired.

A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by a Fund. Sales of securities by such issuers’ major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, a Fund’s investment. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading value.

Foreign Investment Risk in India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree, and is governed by the SEBI (Foreign Portfolio Investors Regulations, 2019, consolidated Foreign Direct Investments (“FDI”)) policy and other applicable foreign exchange regulations prescribed by the Reserve Bank of India, as may be amended from time to time (collectively “Applicable FPI Regulations”). In India, only FPIs that are registered with the SEBI, may make direct investments in exchange traded Indian securities (and securities to be listed, or those approved on the over-the-counter exchange of India).

Each Fund is registered with SEBI as an FPI so that it may invest directly in Indian securities.

Kindly refer to the SAI for more details on the Applicable FPI Regulations and the various conditions for registration as an FPI, as prescribed by Applicable FPI Regulations.

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Under the Applicable FPI Regulations, a Fund cannot hold 10% or more of the total paid-up equity capital on a fully diluted basis or 10% or more of the paid-up value of each series of convertible debentures, convertible preference shares or share warrants issued by an Indian company on a fully diluted basis. Currently, under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to the payment or withholding of applicable Indian taxes. The aggregate holdings by FPIs in any Indian company cannot exceed the sectoral caps applicable to the Indian company as laid down in the Applicable FPI Regulations with respect to its paid-up equity capital on a fully diluted basis or such same sectoral cap percentage of paid-up value of each series of convertible debentures or convertible preference shares or share warrants. There can be no assurance that these foreign investment restrictions will not change in a way that makes it more difficult (or impossible) for a Fund to implement its investment objective or repatriate its income, gains and initial capital from India.

Limited Number of Holdings Risk

The Fund may invest in a limited number of companies. As a result, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies. In addition, the Fund’s performance may be more volatile than a fund that invests in a larger number of companies.

Loss of FPI Registration

Investment by a Fund in India is dependent on the registration of the Fund as an FPI. In the event that this registration is terminated, the Fund might be required to liquidate its positions in Indian securities at an inopportune time or upon disadvantageous terms.

Any investigations of, or actions against, a Fund or any of its shareholders initiated by the SEBI or any other Indian regulatory authority may impose a ban of the investment and trading activities of the Fund.

Additionally, SEBI has issued the SEBI (Foreign Portfolio Investors) Regulations 2019, as may be amended from time to time, and the Master Circular for Foreign Portfolio Investors, Designated Depository Participants and Eligible Foreign Investors both which include guidelines on eligibility norms and KYC guidelines with respect to FPIs. Failure to comply with the guidelines may lead to a loss of FPI registration for the Fund.

Market Maker Risk

The Funds face numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or “step away” from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio holdings and the Fund’s NAV. Such reduced effectiveness could result in a Fund’s Shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s Shares. A Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund’s net asset value and the price at which the Fund’s Shares are trading on the Exchange, which could result in a decrease in value of the Fund’s Shares. Additionally, in stressed market conditions, the market for a Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for a Fund’s Shares in turn could lead to differences between the market price of the Fund’s Shares and the Fund’s NAV per Share.

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New Fund Risk

Each Fund was recently formed and therefore has limited performance history for investors to evaluate. The Funds currently have fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact a Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified fund”. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund Shares than would occur in a diversified fund.

Non-U.S. Securities Risk

Investments in non-U.S. securities may experience additional risks compared to investments in securities of U.S. companies. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Furthermore, non-U.S. taxes also could detract from performance. Companies based in non-U.S. countries may not be subject to accounting, auditing, and financial reporting standards and practices as stringent as those in the United States. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a non-U.S. company, as compared to the financial reports of U.S. companies. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Quantitative Model Risk

The Fund’s reliance on quantitative models and the analysis of specific metrics in constructing the Fund’s portfolio could cause the Adviser to be unsuccessful in selecting companies for investment or determining the weighting of particular stocks in the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, the data on which the models rely may be incorrect or incomplete, the models will only be rebalanced periodically on a fixed schedule, or the models may not be implemented as intended by the adviser. Any of these factors could cause the Fund to underperform compared to more successful quantitative models during a particular time period and funds with similar strategies that select stocks based on strategies that are no exclusively quantitative in nature.

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Small-, Mid-, and Large-Capitalization Companies Risk

A Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid. In addition, smaller capitalization companies may lack the management experience, financial resources, and product diversification of larger companies. Smaller capitalization companies’ earnings and revenues may be less predictable, and there may be less publicly available information about these companies, which can affect the pricing of their shares. With respect to a Fund’s investments in large-capitalization companies, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Trading Issues Risk

Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. A Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

MANAGEMENT

Investment Adviser

360 ONE Asset Management Limited, subject to the authority of the Board of Trustees, manages the day-to-day investment decisions of the Funds and continuously reviews, supervises and administers the Funds’ investment programs. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940, and is engaged in the business of providing investment management and portfolio management services to investment funds and managed accounts. The Adviser’s principal address is 360 ONE Centre, Kamala City, Senapati Bapat Marg, Lower Parel (West), Mumbai - 400013.

Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee equal to a percentage of the Fund’s average daily net assets as shown below:

Fund	Advisory Fee Rate
360 ONE India Conviction ETF	[__]%
360 ONE India Select ETF	[__]%

The advisory fee is paid on a monthly basis. Pursuant to the Advisory Agreement, the Adviser provides investment advisory services and pays all of each Fund’s operating expenses in return for a “unitary fee,” except that the Fund will be responsible for the payment of brokerage and other expenses of executing Fund transactions; taxes or governmental fees; interest charges and other costs of borrowing ; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business).

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The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of the Funds may terminate the Advisory Agreement upon sixty (60) days’ notice. The Adviser may terminate the Advisory Agreement upon one hundred and twenty (120) days’ notice. Information regarding the advisory fees paid to the Adviser will be provided once the Funds have operated for a full fiscal year.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement will be available in the Funds’ reports on Form N-CSR for the period ending [_______].

Portfolio Management

The SAI provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities of the Funds.

Mayur Patel has served as the Conviction Fund’s portfolio manager since the Fund’s inception in [____]. Mayur Patel is Senior Executive Vice President, Listed Equity at 360 ONE Asset Management and has served in this role for 7 years. Mr. Mayur Patel has over 20 years of work experience including investment management and research experience of more than 10 years. Prior to joining 360 ONE Asset Management Limited, he managed equity portfolios of DSP BlackRock Equity Savings Fund and MIP Fund at DSP BlackRock Investment Managers (a joint venture between BlackRock and the DSP Group in India). Mr. Patel joined DSP BlackRock in 2013 as an Equity Analyst responsible for origination and dissemination of ideas across energy, industrials and utilities sectors. Earlier, he was associated with Spark Capital as Lead Analyst, Energy in their Institutional Equities division. In 2014, he was ranked first in the StarMine Top Stock Picker award in the Energy sector. He is a Chartered Accountant and a CFA charter holder.

Ashish Ongari has served as the Select Fund’s portfolio manager since the Fund’s inception in [____]. Mr. Ashish has overall six years of experience in financial services, specializing in algorithmic trading and quantitative research. In his current role, he has served as a Fund Manager with 360 ONE Asset Management for the past 3 years. He holds a B.Tech from NITK, Surathkal, and has previously worked as a trader at Capitalmind and a quant analyst at Investmint. His expertise lies in factor investing, systematic trading, and portfolio optimization.

PURCHASE AND REDEMPTION OF SHARES

General

The shares are issued or redeemed by a Fund at NAV per share only in creation units. See “How to Buy and Sell Shares,” below.

Most investors buy and sell shares of a Fund in secondary market transactions through brokers. Shares of a Fund are listed for trading in the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although shares are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller “odd lots,” at no per share price differential. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Each Fund trades on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares. Given that a Fund’s shares can be issued and redeemed in creation units, large discounts and premiums to NAV should not be sustained for long. The 360 ONE India Conviction ETF trades under [_____] ticker symbol [____], and the 360 ONE India Select ETF trades under [_____] ticker symbol [____].

Share prices are reported in dollars and cents per share.

Investors may acquire shares directly from each Fund, and shareholders may tender their shares for redemption directly to a Fund, only in creation units, as discussed in the “How to Buy and Sell Shares” section below.

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Book-Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The depository trust company (“DTC”) or its nominee is the record owner of all outstanding shares of a Fund and is recognized as the owner of all shares for all purposes (except for tax purposes).

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or “street name” form.

HOW TO BUY AND SELL SHARES

Pricing Fund Shares

The trading price of a Fund’s shares on the Exchange may differ from a Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange disseminates the approximate value of shares of a Fund every fifteen seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

The NAV per share for a Fund is determined once daily as of the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for trading, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed income assets may be valued as of the announced closing time for trading in fixed income instruments on any day that the securities industry and financial markets association announces an early closing time. NAV per share is determined by dividing the value of a Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

A Fund’s equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over the counter markets are valued at the last quoted sales price in the markets in which they trade or, if there are no sales, at the mean of the most recent bid and asked prices. For securities traded on the Exchange, the Exchange official closing price generally will be used. Mutual funds, such as government money market funds, are valued at their last closing NAV. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost provided such amount approximates market value. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by the Funds’ adviser, which pursuant to Rule 2a-5 under the 1940 act, has been designated as the valuation designee (“Valuation Designee”). Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. This, in turn, could lead to differences between the market price of a Fund’s shares and the underlying value of those shares. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

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Debt securities, if any, are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. A Fund’s debt securities, if any, are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent a Fund’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of a Fund’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by a Fund may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models.

Trading in securities on many foreign securities exchanges and over the counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its shares.

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in creation units (large specified blocks of shares) directly with a Fund must have entered into an authorized participant agreement (such investors being “Authorized Participants” or “APs”) with ALPS Distributors, Inc. (the “Distributor”) and be accepted by the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of creation units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

How to Buy Shares

In order to purchase creation units of a Fund, an AP must generally deposit a designated portfolio of securities (the “Deposit Securities”) and generally make a cash payment referred to as the “cash component.” To the extent permitted or specified, cash in lieu of some or all of the deposit securities, or substitution of securities, may be available. The list of the names and the amounts of the deposit securities is made available by a Fund’s custodian through the facilities of the national securities clearing corporation (the “NSCC”) immediately prior to the opening of business each day of the Exchange. The cash component represents the difference between the NAV of a creation unit and the market value of the deposit securities.

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Orders must be placed in proper form by or through either (i) a “participating party,” i.e., a broker-dealer or other participant in the clearing process of the continuous net settlement system of the NSCC (the “Clearing Process”) or (ii) a participant of the DTC (“DTC Participant”) that has entered into an agreement with the Distributor, and accepted by the transfer agent, with respect to purchases and redemptions of creation units. All standard orders must be placed for one or more whole creation units of shares of a Fund and must be received by the Distributor in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per share. In the case of custom orders, as further described in the SAI, the order must be received by the Distributor no later than one hour prior to closing time in order to receive that day’s closing NAV per share. A custom order may be placed by an authorized participant in the event that the trust permits or requires the substitution of securities or the substitution of an amount of cash to be added to the cash component to replace any deposit security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason.

A fixed creation transaction fee of $100 per cash transaction and a fixed creation transaction fee of $300 per in-kind transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional variable charge for transactions effected outside the Clearing Process or for cash creations or partial cash creations may also be imposed to compensate a Fund for the costs associated with buying the applicable securities. A Fund may adjust these fees from time to time based on actual experience. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain cash at least equal to 115% of the market value of the missing Deposit Securities on deposit with the Trust.

For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Redemption of Shares

Shares may be redeemed only in Creation Units at their NAV and only on a day the Exchange is open for business. The Funds’ custodian makes available immediately prior to the opening of business each day of the Exchange, through the facilities of the NSCC, the list of the names and the amounts of each Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions or partial cash redemptions are available or specified for a Fund as set forth below, the redemption proceeds consist of Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the relevant Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder.

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An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the SAI, a Fund may, but is not required to, permit orders, including custom orders, until 4:00 p.m. Eastern time, or until the market close (in the event the NYSE closes early).

A fixed redemption transaction fee of $100 per cash transaction and a fixed redemption transaction fee of $300 per in-kind transaction (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate a Fund for the costs associated with selling the applicable securities. The Funds may adjust these fees from time to time based on actual experience. Each Fund reserves the right to effect redemptions wholly or partially in cash. A shareholder may request a cash redemption or partial cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request.

For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries

The Adviser or its affiliates may make payments to broker-dealers or other financial intermediaries (each, an “Intermediary”) related to marketing activities and presentations, educational training programs, the support of technology platforms and/ or reporting systems, or their making shares of a Fund and certain other series of the Trust available to their customers. Such payments, which may be significant to the intermediary, are not made by a Fund. Rather, such payments are made by the Adviser or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Trust, including the relevant Fund. Payments of this type are sometimes referred to as revenue-sharing payments. An Intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an Intermediary create conflicts of interest between the Intermediary and its customers and may cause the Intermediary to recommend a Fund or other series of the Trust over another investment. More information regarding these payments is contained in the SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from the Adviser or its affiliates.

Distributions

Dividends and Capital Gains. Each Fund’s shareholders are entitled to their share of such Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Some portion of each distribution may result in a return of capital (which is a return of the shareholder’s investment in a Fund). Each Fund’s shareholders will be notified regarding the portion of the distribution that represents a return of capital. Shareholders should read any written disclosure provided pursuant to Section 19(a) of and Rule 19a-1 under the 1940 Act carefully and should not assume that the source of any distribution from a Fund is net profit.

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Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

FEDERAL INCOME TAXES

The following is a description of material U.S. federal income tax consequences of owning and distributing shares of a Fund and of purchasing and redeeming Creation Units. The following information is a general summary of U.S. federal income tax consequences of investments in the, but it does not describe all of the U.S. federal income tax considerations that may be relevant to a decision of whether to invest in a Fund. Except where otherwise noted, this discussion does not describe tax considerations applicable to investors in a Fund subject to special tax rules, such as:

●	financial institutions and insurance companies;
●	regulated investment companies and real estate investment trusts;
●	dealers or traders in securities that use a mark-to-market method of tax accounting;
●	investors holding their shares as part of a larger integrated transaction, or as part of a straddle, wash sale, conversion transaction, or entering into a constructive sale of shares
●	entities classified for income tax purposes as partnerships or S corporations or that are otherwise pass-through entities for tax purposes, or that invest through such an entity; or
●	investors whose investment in the shares is made by or through a tax-exempt entity or tax-qualified retirement account.

This discussion applies only to persons who are beneficial owners of shares for federal income tax purposes and who hold their shares as capital assets. This discussion is based upon the Code, administrative guidance thereunder, and judicial decisions as of the date hereof, all of which is subject to change, possibly with retroactive effect.

All persons that are considering the purchase of shares should consult with their tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in a Fund.

Taxation of the Funds

Each Fund expects, and the following discussion assumes, that it will qualify under the Code as regulated investment companies (“RICs”). To qualify as a RIC for a taxable year, a Fund must satisfy both an income test and an asset diversification test for such year, in addition to other requirements. A Fund cannot guarantee that it will qualify as a RIC for each taxable year. If a Fund fails to qualify as a RIC, it would be subject to U.S. federal income taxes at corporate tax rates on its taxable income, and income of such Fund would also be taxed to shareholders when distributed to them.

Each Fund also intend to distribute its net investment income and any net capital gains (in excess of any capital loss carryovers) so that such Fund is not subject to U.S. federal income tax in general. If a Fund does not meet certain distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that each Fund will qualify as a RIC and will satisfy these distribution requirements. There can be no guarantee that these assumptions will be correct.

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Unless your investment in shares is made through a tax-exempt entity or tax-qualified retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions to its shareholders; you sell your shares listed on the Exchange; or you purchase or redeem Creation Units.

Taxation of U.S. Shareholders

The discussion in this section addresses the U.S. federal income tax consequences of an investment in each Fund only for U.S. persons (except where otherwise specifically noted) and does not address any foreign, state, or local tax consequences. For purposes of this discussion, U.S. persons are:

(i) U.S. citizens or residents;

(ii) U.S. corporations;

(iii) an estate whose income is subject to U.S. federal income taxation regardless of its source; or

(iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

Taxation of Fund Distributions

For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to shareholders.

Distributions of net capital gains that are properly reported by a Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains, regardless of how long the shares of a Fund are held. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income whether or not the shareholder reinvests these amounts in additional shares of the relevant Fund. Dividends declared and payable by a Fund during October, November or December to shareholders of record on a specified date in such months, if paid by the end of January, are generally taxable as if received in December. A portion of a Fund’s distributions may be derived from “qualified dividend income,” which may be taxed to individuals and other non-corporate shareholders at favorable rates applicable to long-term capital gains if the shareholder meets certain period requirements. Corporate shareholders may be able to take a 50% dividends-received deduction for a portion of the dividends received by a Fund; to the extent such dividends are attributable to dividends received by a Fund from a domestic corporation or to interest paid or accrued on certain high yield discount obligations owned by the relevant Fund, provided certain holding period and other requirements are satisfied.

A Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, and when it receives capital gain distributions from ETFs in which the relevant Fund owns investments, or from transactions in section 1256 contracts (as discussed below). A Fund may realize ordinary income from certain distributions from ETFs, from foreign currency gains, from interest on indebtedness owned by the relevant Fund and from other sources.

Section 1256 contracts owned by a Fund, including certain option transactions, certain foreign currency contracts and certain futures transactions, generally will be treated for income tax purposes as if sold for their fair market values (i.e., “marked to market”) on an annual basis, and resulting gains or losses generally are treated as sixty percent long-term capital gains or losses and forty percent short-term capital gains or losses.

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Distributions paid by a Fund that are designated as “section 199A dividends” may be taxed to individual and other noncorporate shareholders at a reduced effective federal income tax rate provided that certain holding period requirements and other conditions are satisfied. Distributions paid by a Fund that are eligible to be treated as section 199A dividends for a taxable year may not exceed the “qualified REIT dividends” received by a Fund from REITs for the year reduced by the Fund’s allocable expenses. For more information, see the discussion in the SAI under “FEDERAL INCOME TAXES-Special Tax Considerations-Real Estate Investment Trusts.”

Distributions of earnings are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of a Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. An investor can avoid this result by investing soon after the relevant Fund has paid a dividend.

The maximum long-term capital gain rate applicable to individuals is 20%, in addition to the 3.8% surtax on net investment income described under “Surtax on Net Investment Income,” below. For more information, see the SAI under “FEDERAL INCOME TAXES – Taxation of Fund Distributions.”

Sale of Exchange-Listed Fund Shares

A shareholder who sells exchange-listed shares of a Fund generally will recognize a taxable gain or a loss. The gain or loss will be equal to the difference between the amount received in the sale and the shareholder’s aggregate adjusted tax basis in the shares surrendered. Any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other substantially identical shares of a Fund within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund.

Any capital gain or loss realized upon the sale of shares of a Fund is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less. In certain situations, a loss on the sale of shares held for six months or less will be a long-term loss. The deductibility of capital losses is subject to significant limitations.

Purchase and Redemption of Creation Units

An Authorized Participant who purchases Creation Units in return for securities and any cash component generally will recognize a gain or a loss on the exchange equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate adjusted tax basis in the securities surrendered plus any cash component that the Authorized Participant pays. Persons exchanging equity securities for Creation Units should consult their tax advisor concerning the character and tax treatment of a resulting gain or loss.

An Authorized Participant who redeems Creation Units for securities of a Fund will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of the securities received plus the amount any cash received and the exchanger’s adjusted tax basis in the Creation Units. The deductibility of capital losses is subject to limitations.

All or a portion of any loss realized upon a taxable disposition of Creation Units will be disallowed if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares or units will be adjusted to reflect the disallowed loss.

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Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. However, any loss realized upon a taxable disposition of Creation Units held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the Creation Units.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “FEDERAL INCOME TAXES – Cost Basis Reporting” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and a Fund’s obligation to report basis information to the Internal Revenue Service (the “IRS”).

Taxation of Certain Investments

A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which would reduce a Fund’s yield on those securities. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the relevant Fund’s distributions. A Fund may hold securities that are passive foreign investment companies or controlled foreign corporations for U.S. federal income tax purposes. For more information, see the SAI under “FEDERAL INCOME TAXES – Special Tax Considerations.”

Each Fund may at times buy newly issued debt obligations at a price lower than their stated redemption price at maturity (“original issue discount”), especially during periods of rising interest rates. For U.S. federal income tax purposes, original issue discount will be included in the Fund’s ordinary income as such original issue discount accrues over the term of the instrument. Even though payment of that amount is not received until a later time (and might never be received), the amount of accrued original issue document will be distributed to shareholders as taxable dividends over the term of the instrument.

Each Fund may also buy investments in the secondary market which are treated as having market discount. Market discount generally is the excess of a debt obligation’s stated redemption price at maturity over the basis of the obligation immediately atter acquisition by the taxpayer. Generally, any gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but a Fund may elect instead to include the amount of market discount as ordinary income over the term of the instrument even though the relevant Fund will not yet have received payment of such amounts.

Each Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy their distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of a taxpayer that is an individual, and on the undistributed net investment income of certain trusts and estates to the extent that the taxpayer’s gross income as adjusted exceeds a threshold amount for a year. Net investment income will include, among other types of income, ordinary income dividends and capital gain distributions received from a Fund, as well as net gains from redemptions or other taxable disposition of the Fund’s shares, in each case net of deductions properly allocable to such income. For information regarding the surtax on net investment income, See the SAI under “FEDERAL INCOME TAXES – Surtax on Net Investment Income.”

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Backup Withholding

The Funds are also required in certain circumstances to backup withhold on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who (i) has failed to provide a correct taxpayer identification number or (ii) is identified by the IRS as otherwise subject to backup withholding, or (iii) has failed to certify that the shareholder is a U.S. person not subject to backup withholding. The backup withholding tax rate is currently 24%. For more information regarding backup withholding, see the SAI under “FEDERAL INCOME TAXES – Backup Withholding.”

Foreign Shareholders

This section applies only to Foreign Shareholders. A “Foreign Shareholder” is a foreign beneficial owner of shares of a Fund that, for U.S. income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign trust or a foreign estate. This section does not apply, however, to Foreign Shareholders subject to special tax rules, such as:

●	former U.S. citizens and residents
●	expatriated or inverted entities;
●	a nonresident alien individual present in the United States for 183 days or more in a taxable year.
●	a controlled foreign corporation, passive foreign investment company, or a foreign government; or
●	a Foreign Shareholder whose income from a Fund is effectively connected with a U.S. trade or business of the Foreign Shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty.

Distributions paid by a Fund to a Foreign Shareholder that are properly reported by the relevant Fund as capital gain dividends, short-term capital gain dividends, or interest-related dividends, will not be subject to withholding of U.S. federal income tax, except in certain circumstances as described in the SAI under “FEDERAL INCOME TAXES - Foreign Shareholders.” Each Fund is permitted, but not required, to report eligible distributions as qualifying for such relief, and a Fund may choose not to report all such eligible distributions as qualifying for relief. Ordinary income dividends not eligible for such relief will generally be subject to withholding of U.S. federal income tax at a rate of 30% (or a lower applicable treaty rate).

Foreign Shareholder is generally not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund., on capital gain dividends or on short-term capital gain dividends or interest-related dividends, except in certain circumstances described in the SAI.

As described in the SAI, special tax and withholding rules would apply to Foreign Shareholders if shares of a Fund were to constitute “U.S. real property interests” (“USRPIs”) as defined in the Code, or, in certain cases, if a Fund’s distributions are attributable to gain from the sale or exchange of a USRPI.

To qualify for the exemption from U.S. withholding taxes on interest related dividends or short-term capital gains dividends, or for a reduced rate of withholding taxes under a U.S. income tax treaty on distributions from a Fund, a Foreign Shareholders must generally deliver to the withholding agent a properly executed form (generally, an applicable IRS Form W-8).

Information returns may be filed with the IRS reporting certain payments on shares of a Foreign Shareholder or proceeds from a sale or redemption of the Foreign Shareholder’s shares of a Fund. Foreign Shareholder may be subject to backup withholding on such payments unless the Foreign Shareholder certifies its non-U.S. status (generally on an applicable IRS Form W-8) under penalties of perjury or otherwise establishes an exemption from backup withholding. Amounts withheld as backup withholding from a Foreign Shareholder generally may be refunded or credited against the Foreign Shareholder’s federal income tax liability if certain required information is timely furnished to the IRS. To claim a refund of any backup withholding taxes or any Fund-level taxes imposed on undistributed net capital gains, a Foreign Shareholder must obtain a taxpayer identification number and file a U.S. federal income tax return.

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Shares Held Through Foreign Accounts

Under provisions of the Code commonly referred to as “FATCA”, a Fund must withhold 30% of certain distributions that it pays to accounts held by foreign financial institutions or entities that fail to meet prescribed information reporting or certification requirements or, in certain cases, fail to agree with the IRS to undertake certain diligence, reporting and withholding requirements. Withholding under FATCA is separate from, and in addition to, withholding described above with respect to distributions paid by a Fund. In general, no withholding under FATCA will be required with respect to a U.S. person or non-U.S. individual that timely provides required certifications on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. A non-U.S. entity that invests in a Fund will need to provide the relevant Fund with documentation properly certifying the entity’s status as either exempt from, or compliant with, FATCA in order to avoid FATCA withholding. A more complete description of FATCA can be found in the SAI. Non-U.S. persons should consult their tax advisors concerning documentation necessary to establish an exemption from, or compliance with, FATCA in connection with investing in a Fund. You should also consult with your tax advisor regarding the U.S. federal, foreign, state and local tax consequences of an investment in a Fund.

INDIA TAX CONSIDERATIONS

The following summary is based on the law and practice of the Indian Income-tax Act, 1961 (the “ITA”) read with Income-tax Rules, 1962 (the “ITR”), provisions of the convention for the avoidance of double taxation between India and Singapore (the “Tax Treaty”) and interpretation thereof. The ITA is amended every year by Finance Act of relevant year and this summary reflects changes through the date hereof. This summary is not intended to constitute a complete analysis of the tax consequences under Indian law. The summary incorporates the amendments made by the Finance Act, 2025 for the financial year 2025-2026 i.e. assessment year2026-2027.

Further, the Indian Government has taken a significant step toward modernizing the country’s tax framework by replacing the Income-tax Act, 1961 with the Income-tax Act, 2025. The Income Tax Bill, 2025 was introduced in Parliament in February 2025 and, after extensive stakeholder consultation and legislative review, received Presidential assent on August 21, 2025, thereby becoming law. At this stage, the provisions of the Income-tax Act, 2025 are fairly untested. The impact of Income-tax Act, 2025 is not considered in the paragraphs below.

General

Residency under the ITA

Residents in India are subject to income-tax in India on their worldwide income. As per section 6 of the ITA, a company would be regarded as ‘resident’ in India, if (i) it is an Indian company; or (ii) its ‘place of effective management’, in that year, is in India. ‘Place of effective management’ has been defined in the ITA to mean the place where key management and commercial decisions that are necessary for the conduct of the business of the entity as a whole are in substance made. Thus, if the place of effective management of a Fund can be said to be in India at any time during the year, then it would be regarded as resident in India. In such case, its worldwide income would be taxable in India. For determining the place of effective management (“POEM”) of a foreign company, the Central Board of Direct Taxes (“CBDT”) has issued guidelines vide circular no. 6 dated 24 January 2017. The circular lays down principles for determining POEM of a foreign company engaged in active business outside India and of a company earning passive income. It is expected that the place of effective management of each Fund will be outside India throughout the tenure of the Fund. As such, it should be treated as ‘non-resident’ in India for income-tax purposes. Accordingly, only below income earned by a Fund should be taxable in India:

●	Income received or deemed to be received in India;
●	Income accruing or arising or deemed to accrue or arise in India.

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This should be subject to benefits, if any, under the applicable double tax avoidance agreement (‘DTAA’).

Rates of Surcharge and Education Cess

●	In case of foreign companies, a surcharge of 2% is applicable if income chargeable to tax exceeds INR 10 million but does not exceed INR 100 million plus 5% for income chargeable to tax exceeding INR 100 million.
●	A health & education cess of 4% on income-tax and surcharge is applicable to all assessees.

Taxation of the Funds in India

The ITA contains a specific enabling provision which provides that where a non-resident is a tax resident of a country with which India has a DTAA, the provisions of the ITA would apply only to the extent they are more beneficial to the taxpayer. The taxability of income of the Funds, in the absence of treaty benefits, would be as per the provisions of the ITA. In order to claim treaty benefits, the non-resident would have to furnish the Tax Residency Certificate (“TRC”) and other information and documents as prescribed. This would be subject to the General Anti-Avoidance Rule (“GAAR”) which is applicable beginning April 1, 2017 (discussed further below).

Investments in listed equity shares and/or an equity oriented mutual fund in India by the Funds:

The Funds may invest the contributions received from the investors into listed equity shares and/or equity oriented mutual funds in India. These investments will be made under the Securities and Exchange Board of India (Foreign Portfolio Investment) Regulations, 2012 (“Indian FPI Regulations”).

The tax implications for various streams of income earned by the Funds under the ITA and the Tax Treaty are discussed in the subsequent paragraphs.

Dividend Income

Under the ITA, dividend income earned by a Fund should be subject to tax at 20% (plus applicable surcharge and education cess).

As per the Tax Treaty, dividend income in case of a Fund, being a resident in US, should be taxable in India at 15%/25%* on gross basis (subject to beneficial ownership test).

*	15% of the gross amount of the dividends if the beneficial owner is a company which holds directly at least 10% of the voting stock of the company paying the dividends; 25% of the gross amount of the dividends in all other cases.

Interest Income

Under the ITA, interest income earned by a Fund should be subject to tax at 20% (in case of FPI) / 35% (in all other cases), net of allowable expenses, plus applicable surcharge and education cess.

As per the Tax Treaty, interest income in case of a Fund, being a resident in US, should be taxable in India at 15% on gross basis (subject to beneficial ownership test).

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Exit Gains on Transfer of Securities

Under the ITA

The Finance Act (No 2), 2014 amended the definition of 'capital asset' under section 2(14) of the ITA to include any security held by a FPI in accordance with the regulations made under the Securities and Exchange Board of India, Act 1992. By virtue of the said amendment, any income arising to a Fund on a transfer of securities acquired under the FPI route would be characterized as capital gains.

As per Section 45 of the ITA, any profits or gains arising from the transfer of capital assets are chargeable to income-tax under the head ‘capital gains.’ Section 48 of the ITA provides that income chargeable as capital gains is the difference between the full value of the consideration received or accrued on the transfer and the cost of acquisition of such asset plus expenditure in relation to such transfer.

●	Gains are characterized as Capital Gains

Depending on the period for which the securities are held, the gains would be taxable as short term or long-term capital gains (refer table below).

Type of instruments	Period of holding	Characterization
Listed equity shares, units of business trust (REITs and infrastructure investment trusts (“InvITs”)) and units of equity oriented Mutual Funds (securities transaction tax (“STT”) paid instruments) (Note 1)	More than 12 months	Long-term Capital Asset
	12 months or less	Short-term Capital Asset
Unlisted shares of a company	More than 24 months	Long-term Capital Asset
	24 months or less	Short-term Capital Asset
Specified Mutual Fund and Market Linked Debenture	Irrespective of holding period	Short-term Capital Asset
Unlisted bonds and debentures	Irrespective of holding period	Short-term Capital Asset
Listed Bonds and Debentures (other than those discussed above)	More than 12 months	Long-term Capital Asset
	12 months or less	Short-term Capital Asset

Taxability of capital gains under the IT Act (without considering the benefits under the tax treaties for non-resident investors) should be as follows:

Type of instrument	Tax rates applicable**
Listed equity shares, units of business trust (REITs and InvITs) and units of equity oriented Mutual Funds (STT paid)
Long-term (Note 1)	12.5% exceeding INR 0.125 million
Short-term	20%
Unlisted shares of a company
Long-term	12.5%
Short-term	30% (for investment under FPI route) / 35% (for investment under FDI route)
Specified Mutual Fund and Market Linked Debenture
Always short-term	30% (for investment under FPI route) / 35% (for investment under FDI route)
Listed Bonds and Debentures
Long-term	12.5%
Short-term	30% (for investment under FPI route) / 35% (for investment under FDI route)
Unlisted Bonds and Debentures
Always short-term	30% (for investment under FPI route) / 35% (for investment under FDI route)

**	Surcharge (2% or 5%) and cess (4%), as discussed above, should be applicable over and above the tax rate mentioned in above table.

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Note 1: The benefit of the computation of gains in foreign currency and cost inflation index shall not be available on such gains.

Further, the CBDT has issued a notification to specify the transactions where the condition of payment of STT on acquisition would not apply for applying tax rate of 12.5% on transfer of listed equity shares.

●	Gains Characterized as Business Income

If the gains are characterized as business income, then the gains would be taxable at the maximum marginal rate (“MMR”), i.e., 35% (for investment under FDI route) (plus applicable surcharge and cess) on a net-income basis, if the applicable Fund has POEM in India.

Under the India-US Tax Treaty

●	Gains Characterized as Capital Gains

As per India-US Tax Treaty, capital gains arising from transfer of capital assets is taxable in accordance with the provisions of its domestic law. Hence, capital gains arising from transfer of capital assets should be taxable as per the provisions of the ITA, as discussed above.

●	Gains characterized as business income

If the gains of a Fund from sale of the securities (other than investment made under the FPI route) held in the Indian portfolio entities are characterized as business income, then such income shall not be taxable in India if the ETF does not have a permanent establishment (“PE”) in India. If a PE were created in India, then the applicable Fund would be taxed at the rate of 35% on its income on net basis that is attributable to such PE in India.

Redemption Premium on Debt Instruments

Under the Tax Treaty, redemption premium should be characterized as interest and should be taxed as mentioned in “Dividend Income” above.

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Alternate Minimum Tax

The IT Act provides for levy of Alternate Minimum Tax (“AMT”) on non-corporate tax payers if the tax amount calculated at the rate of 18.5% (plus applicable surcharge and health and education cess) of the adjusted total income, as the case may be, is higher than the regular income-tax payable under the normal provisions of the IT Act. Such provisions are not applicable if the adjusted total income does not exceed INR 20,00,000. Further, as per Finance Act, 2020, the above provisions are not applicable in case of a person who exercises the option referred to in section 115BAC or section 115BAD of the IT Act.

If AMT is held to be applicable to the investors, then income receivable by such investors from their investment in a Fund shall also be included to determine the AMT.

Deemed Income on Investment in Shares/Securities

As per provisions of the ITA, where any person receives any shares and securities from any person for a consideration which is lower than the fair market value (“FMV”) by more than INR 500,000, then difference between the FMV and consideration shall be taxable in the hands of acquirer as ‘Income from other sources’ (“Other Income”). The rules for determining the FMV of shares and securities have been prescribed in under the ITR.

As per the provisions of the Rules, the FMV of quoted shares and securities received by way of transaction carried out through any recognised stock exchange would be transaction value as recorded on such stock exchange whereas, the FMV of quoted shares and securities received by way of transaction other than through recognised stock exchange would be based on: (a) the lowest price of such shares and securities quoted on any recognised stock exchange on the valuation date (date of receipt of shares), and (b) the lowest price of such shares and securities on any recognised stock exchange on a date immediately preceding the valuation date when such shares and securities were traded on such stock exchange, in cases where on the valuation date there is no trading in such shares and securities on any recognised stock exchange.

Further, the FMV of unquoted equity shares would be based on the book values of assets and liabilities subject to certain adjustments or as determined by a merchant banker as per the discounted free cash flow method. The FMV of all other unquoted shares and securities would be based on the market value of such shares and securities on the valuation date as certified by a merchant banker or an accountant.

A Fund would undertake transaction in securities on recognised stock exchange in India and hence the deemed income provision ought not to apply for investments made under the FPI route.

For investments made under the FPI route, if it is held that a Fund has earned such ‘Other Income’, such other income would be chargeable to tax at the rate of 35% under the ITA.

Capital Losses

As per the provisions of the ITA, short-term capital loss can be set-off against both short-term capital gains and long-term capital gains, but long-term capital loss can be set-off only against long-term capital gains. The unabsorbed short-term and long-term capital loss can be carried forward for 8 years. This is subject to the loss return for such Fund being filed within the prescribed due date to file the income tax return.

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Securities Transaction Tax

A Fund will be liable to pay STT on the purchase and sale of equity shares, units of equity-oriented funds and on the sale of derivatives where such transaction is entered on a recognised stock exchange in India and on the purchase and sale of units of equity-oriented fund. STT is levied on the transaction value at the following rates:

(a)	0.10% on the purchase of equity shares in a company on a recognized stock exchange in India where the contract for purchase is settled by the actual delivery or transfer of shares;
(b)	0.10% on the sale of equity shares in a company on a recognized stock exchange in India where the contract for sale is settled by the actual delivery or transfer of shares;
(c)	0.001% on the sale of units of equity-oriented funds on a recognized stock exchange in India where the contract for sale is settled by the actual delivery or transfer of units;
(d)	0.025% on the sale of equity shares in a company or units of equity-oriented funds on a recognized stock exchange in India where the contract for sale is settled otherwise than by the actual delivery or transfer of shares or unit;
(e)	0.0125% on the sale of futures in securities;
(f)	0.1% on the sale of options in securities;
(f)	0. 2% on the purchase of options in securities, where options are exercised;
(h)	0.001% on the sale of units of equity-oriented fund to the Mutual Fund;
(i)	0.2% on sale of unlisted equity shares under an offer for sale; and
(j)	0.2% on sale of unlisted units of business trust under an offer for sale.

STT is not allowable as a deduction in computation of capital gains.

Provisions related to Indirect Transfer

The ITA provides a set of circumstances in which income accruing or arising, directly or indirectly, is taxable in India. One of the provisions which provide for such circumstances include income accruing or arising directly or indirectly “through” the transfer of a capital asset situated in India. The expression “through” is clarified to mean “by means of”, “in consequence of” or “by reason of”.

Further, it is clarified that any share or interest in a company or entity registered/incorporated outside India shall be deemed to have been situated in India if the share or interest derives, “directly or indirectly”, its value substantially from the assets located in India. Thus, if an investor sells/disposes shares or interest held by it in a Fund, then the gains made by the investor on such sale could be subject to tax in India on the basis that such sale indirectly results in the transfer of a capital asset situated in India (if the Fund is deemed to be deriving its value substantially from Indian assets).

The rate at which the aforesaid offshore transfer would be taxable could be either as provided in the ITA or under the relevant tax treaty which India has with the jurisdiction of residency of the investor, as may be applicable.

As per the ITA the share or interest of a foreign company/foreign entity (“foreign entity”) shall be deemed to be derive its value substantially from the assets located in India, on the specified date, only if the value of such assets:

●	exceeds the amount of INR 100 million; and
●	represents at least 50% of the value of all the assets, without reduction of liabilities in respect of such asset, owned by the foreign entity.

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Further the income earned by non-resident on transfer of shares / interest of foreign entity which derives its substantial value from assets situated in India, shall not be deemed to be accrued or arisen in India if:

●	such foreign entity directly owns the assets situated in India and the transferor (whether individually or along with its associated enterprises), at any time in the twelve (12) months preceding the date of transfer, neither holds the right of management or control in relation to such foreign entity, nor holds voting power or share capital or interest exceeding 5% of the total voting power or total share capital or total interest of such foreign entity; or

●	such foreign entity indirectly owns the assets situated in India and the transferor (whether individually or along with its associated enterprises), at any time in the twelve (12) months preceding the date of transfer:
●	does not hold the right of management or control in relation to such foreign entity, or
●	does not hold any right in, or in relation to, such foreign entity which would entitle him to the right of management or control in the foreign company that directly owns the assets situated in India, or
●	does not hold such percentage of voting power or share capital or interest in such company or entity which results in holding of a voting power or share capital or interest exceeding 5% of the total voting power or total share capital or total interest, as the case may be, of the company or entity that directly owns the assets situated in India;

About the applicability of tax on dividends distributed by a Fund, the CBDT through its Circular no. 4/ 2015 dated March 26, 2015 has stated that as the declaration of dividend by a foreign company outside India does not have the effect of transfer of any underlying assets located in India, such dividends should not be deemed to be income accruing or arising in India. Therefore, the dividends declared by a Fund should not be taxable in India.

Further, CBDT vide Circular No. 28 / 2017 dated November 7, 2017 has clarified that indirect transfer provisions shall not apply in respect of income accruing or arising to a non-resident on account of redemption or buyback of its share or interest held indirectly (i.e. through upstream entities registered or incorporated outside India) in Category 2 alternative investment funds (“AIFs”) if such income accrues or arises from or in consequence of transfer of shares or securities held in India by Category 2 AIFs and such income is chargeable to tax in India.

Further, the indirect transfer provisions are not applicable to any asset or capital asset held by non-residents, by way of investment, directly or indirectly, in Category I FPI registered under the Securities and Exchange Board of India (Foreign Portfolio Investors) Regulations, 2019. Hence, if a Fund is registered as a Category I FPI, the indirect transfer provisions shall not be applicable to the non-resident investors.

Introduction of General Anti-Avoidance Rule (“GAAR”)

The provisions of GAAR are applicable from April 1, 2017.

General Anti Avoidance Rules (‘GAAR’) may be invoked by the Indian income-tax authorities in case arrangements are found to be impermissible avoidance arrangements. A transaction can be declared as an impermissible avoidance arrangement, if the main purpose of the arrangement is to obtain a tax benefit and which satisfies one of the four tests mentioned below:

●	Creates rights or obligations which are ordinarily not created between parties dealing at arm's-length;
●	It results in directly / indirectly misuse or abuse of the ITA;
●	It lacks commercial substance or is deemed to lack commercial substance in whole or in part; or
●	It is entered into or carried out in a manner, which is not normally employed for bona fide purposes.

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In such cases, the tax authorities are empowered to reallocate the income from such arrangement, or recharacterize or disregard the arrangement. Some of the illustrative powers are:

●	Disregarding or combining or recharacterizing any step of the arrangement or party to the arrangement;
●	Ignoring the arrangement for the purpose of taxation law;
●	Relocating place of residence of a party, or location of a transaction or situs of an asset to a place other than provided in the arrangement;
●	Looking through the arrangement by disregarding any corporate structure;
●	Reallocating and recharacterising equity into debt, capital into revenue, etc;
●	Disregarding or treating any accommodating party and other party as one and the same person; or
●	Deeming persons who are connected to persons as one and the same person for the purposes of determining tax treatment of any amount.

An arrangement shall be deemed to lack commercial substance (amongst other factors) if:

●	the substance or effect of the arrangement as a whole, is inconsistent with, or differs significantly from, the form of its individual steps or a part; or
●	it involves or includes:
●	round trip financing;
●	an accommodating party;
●	elements that have effect of offsetting or cancelling each other; or
●	a transaction which is conducted through one or more persons and disguises the value, location, source, ownership or control of funds which is the subject matter of such transaction.
●	it involves the location of an asset or of a transaction or of the place of residence of any party which is without any substantial commercial purpose other than obtaining a tax benefit for a party; or
●	it does not have a significant effect upon the business risks or net cash flows of any party to the arrangement apart from any effect attributable to the tax benefit that would be obtained.

The provisions of GAAR shall not apply to an arrangement where the aggregate tax benefit in a relevant year, to all the parties involved, does not exceed INR 30 million.

Multilateral Convention to implement Tax Treaty related Measures to Prevent Base Erosion and Profit Shifting (“MLI”)

The Organisation of Economic Co-operation and Development (“OECD”) released the Multilateral Convention to implement Tax Treaty related measures to prevent Base Erosion and Profit Shifting (“MLI”). The MLI, amongst others, includes a “principal purpose test”, wherein Tax Treaty benefits can be denied if one of the principal purposes of an arrangement or a transaction was to, directly or indirectly, obtain tax benefit. The MLI has also expanded the scope of permanent establishment to include agent (excluding an independent agent) playing principal role, leading to routine conclusion of contracts without material modification. For this purpose, an agent is not considered independent if it acts exclusively or almost exclusively on behalf of one or more closely related enterprises. India has been an active participant in the entire discussion and its involvement in the Base Erosion and Profit Shifting (“BEPS”) project has been intensive. In a ceremony held in Paris on June 7, 2017, various countries including India, signed the MLI.

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The Union Cabinet of India issued a press release dated 12 June 2019, approving the ratification of the MLI to implement Tax Treaty related measures to prevent BEPS. The application of MLI to a Tax Treaty is dependent on ratification as well as positions adopted by both the countries signing a Tax Treaty.

On June 25, 2019, India has taken the final step for implementation of MLI by depositing its instrument of ratification with the OECD. It may be noted that MLI will enter into effect for any treaty entered into by India from 1 April 2020 (i.e. FY 2020-21) if:

●	India has listed that treaty in its Final MLI Position as a Covered Tax Agreement (“CTA”).
●	The treaty partner is a signatory to MLI.
●	The treaty partner has also deposited its instrument of ratification on or before 30 June 2019.
●	The treaty partner has also listed India in its Final MLI Position as a CTA.

The aforesaid steps have been completed for certain tax treaties entered into by India (including India – Singapore). The said treaties shall stand modified with effect from 1 April 2020 (i.e. FY 2020-21) to the extent that both treaty partners share the same position on the provisions of the MLI.

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Fund. In reliance on an SEC exemptive order or rules under Section 12(d)(1) of the 1940 Act, registered investment companies may invest in exchange-traded funds offered by the Trust beyond the limits of Section 12(d)(1) subject to certain terms and conditions.

Disclosure of Portfolio Holdings

Each Fund’s portfolio holdings will be disclosed each day on its website at [_________]. A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Premium/Discount Information

Information regarding how often the Shares of a Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the most recently completed calendar year and subsequent quarters, when available, will be available at [________].

FINANCIAL HIGHLIGHTS

The Funds have not yet commenced operations and therefore does not have a financial history.

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ADDITIONAL INFORMATION ABOUT THE FUND

Shareholder Reports

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

Statement of Additional Information

The SAI provides more detailed information about the Funds. It is incorporated by reference into (is legally a part of) this Prospectus.

Householding Relationships

Each Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information

The Funds’ SAI, annual and semi-annual reports to shareholders, and other information such as Fund financial statements are available, without charge, upon request, by contacting the applicable Fund at [____], by writing the applicable Fund at, [______], or by calling your financial consultant. This information is also available free of charge on the Funds’ website at [_____].

Reports and other information about the Funds are available on the EDGAR Database on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act File No. 811-22747

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The information in this statement of additional information (“SAI”) is not complete and may be changed. Shares of the Funds may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary SAI	Subject to Completion	February 27, 2026

STATEMENT OF ADDITIONAL INFORMATION

[_____], 2026

Name of Fund	Ticker	Exchange
360 ONE India Conviction ETF	[INCN]	[____]
360 ONE India Select ETF	[INSL]	[____]

[_______]

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current prospectus dated [____], as supplemented from time to time (the “Prospectus”) for Shares (collectively, the “Shares”) of the 360 ONE India Conviction ETF and the 360 ONE India Select ETF (each, a “Fund” and collectively, the “Funds”), which are separate series of ALPS Series Trust, a Delaware statutory trust (the “Trust”). Each of the series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. 360 ONE Asset Management Limited (“360 ONE” or the “Adviser”) is the investment adviser of the Funds.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds’ current Prospectus. This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing to the Funds at the address listed above, or by calling the Funds’ transfer agent at [_______]. The Funds’ most recent Annual Report, when available, can be obtained free of charge, by calling the toll-free number printed above.

TABLE OF CONTENTS

[TO BE UPDATED]

Page
Classification, Investment Objectives and Policies
Investment Policies and Risks Applicable to the Funds
Additional Investment Activities and Risks Applicable to the Funds
Other Practices
Investment Limitations
Portfolio Turnover
Disclosure of Portfolio Holdings
Portfolio Transactions and Brokerage
Trustees and Officers
Investment Managers
Distributor
Code of Ethics
Administrator
Proxy Voting Policies and Procedures
Principal Shareholders
Expenses
Portfolio Managers
Net Asset Value
Federal Income Taxes
Description of the Trust
Other Information about the Funds
Performance Information
Financial Statements
Appendix A — Description of Securities Ratings	A-1
Appendix B — Proxy Voting Policy, Procedures and Guidelines	B-1

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

ALPS Series Trust

This SAI includes information about the 360 ONE India Conviction ETF (the “Conviction Fund”) and the 360 ONE India Select ETF (the “Select Fund”). Each Fund is a series of the Trust, an open-end, management investment company organized as a Delaware statutory trust on January 12, 2012.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified. The Conviction Fund is classified as non-diversified and the Select Fund is classified as diversified.

EXCHANGE LISTING AND TRADING

Each Fund’s shares have been approved for listing and trading on [____] (the “Exchange”). A Fund’s Shares may trade on an Exchange at prices that may differ to some degree from its NAV. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) the Fund no longer complies with the requirements set forth in the applicable rule governing the listing of the Fund on the Exchange; (iii) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares of the Fund; or (iv) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS

Authorized Participant Risk

Only an authorized participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders (including in situations where authorized participants have limited or diminished access to capital required to post collateral), with respect to a Fund and no other authorized participant is able to step forward to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting (that is, investors would no longer be able to trade shares in the secondary market). The authorized participant concentration risk may be heightened in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.

Bank Obligations

Bank obligations that may be purchased by a Fund include certificates of deposit, banker’s acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of funds used by the bank to finance its lending operations. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Cash Position

Each Fund may not always stay fully invested. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. When a Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested.

Combined Transactions

Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of each applicable Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by a Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of a Fund’s investment objective.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Convertible Securities

Each Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt. Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure. The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Credit Default Swaps

Each Fund may enter into credit default swap contracts for hedging purposes or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, a Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the relevant Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would have spent the stream of payments and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, the relevant Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

Credit default swaps may be subject to regulation by the CFTC, SEC or both. Both the CFTC and the SEC have issued guidance and relief regarding the implementation of various provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) relating to the use of swaps. Further action by the CFTC or SEC may affect a Fund’s ability to use credit default swaps or may require additional disclosure by a Fund.

Credit Ratings

The securities in which a Fund may invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Such securities, commonly referred to as “junk bonds,” involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities. An investment in a Fund should not be considered as a complete investment program for all investors. Moreover, substantial investments in non-U.S. securities may have adverse tax implications as described under “TAXES.”

The Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Adviser will also review the ratings, if any, assigned to the security by any recognized rating organizations, although the Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Adviser will evaluate the relative value of an investment compared with its perceived credit risk. A Fund’s ability to achieve its investment objective may be more dependent on the Adviser’s credit analysis than would be the case if it invested in higher quality debt securities. A description of the ratings used by Moody’s and S&P is set forth in Appendix A.

Currency Transactions

Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains.

Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under “Interest Rate and Equity Swaps and Related Transactions.”

Each Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. For example, a Fund may do this if the Adviser believes that the currency of a particular country may decline in relation to the U.S. dollar. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Transaction hedging includes entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

Each Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund’s holdings are exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a Fund’s securities are or are expected to be denominated and to buy dollars.

Currency hedging involves some of the same risks and considerations as other derivative transactions. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in these transactions. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Cybersecurity Risk

In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service a Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on Funds’ systems.

Cybersecurity failures or breaches by a Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and a Fund’s business operations, potentially resulting in financial losses, the inability of a Fund’s shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. A Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

A Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, a Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Emerging Market Countries

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries. For example, some of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain of such countries face serious exchange constraints. In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and the Funds, as well as the value of securities in each Fund.

Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of a Fund’s portfolio. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors. Certain emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors which could adversely affect a Fund. In addition, if deterioration occurs in an emerging market country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. Investing in local markets in emerging market countries may require a portfolio to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the relevant Fund.

Equity Investments

Each Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Exchange Traded Funds and Other Similar Instruments

Shares of ETFs and other similar instruments may be purchased by a Fund. Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment. Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector. ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. A Fund may both purchase and effect short sales of shares of ETFs and may also purchase and sell options on shares of ETFs. These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

Because ETFs and pools that issue similar instruments incur various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument. In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index. Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”). The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca. ETFs may trade at relatively modest discounts or premiums to net asset value. In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which a Fund invests will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting the shares of ETFs held by a Fund should occur in the future, the liquidity and value of a Fund’s shares could also be adversely affected. If such disruptions were to occur, the relevant Fund could be required to reconsider the use of ETFs as part of its investment strategy.

Limitations of the 1940 Act, which prohibit a Fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict a Fund’s ability to purchase shares of certain ETFs.

Firm Commitments and When-Issued Securities

Each Fund may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. A Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.

Fixed Income Securities

Each Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Certificates of Deposit and Bankers’ Acceptances

Each Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

Each Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Time Deposits and Variable Rate Notes

Each Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties. The commercial paper obligations, which a Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. A Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between a Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, a Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to a Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

Each Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. A Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Call or Buy-Back Features

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to such Fund.

Floating and Variable Rate Instruments

Each Fund may invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which a Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain of the floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity. Some of the demand instruments purchased by a Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, a Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose. A Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the relevant Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due. To facilitate settlement, some demand instruments may be held in book entry form at a bank other than a Fund’s custodian subject to a sub-custodian agreement approved by a Fund between that bank and the Fund’s custodian.

FPI Registration

The value and marketability of the Fund’s investments may be affected by changes or developments in the legal and regulatory climate in India. SEBI regulates the securities market in India and legislates from time to time on matters affecting the stock market. SEBI has issued regulations that affect investment in India, including regulations on takeovers, raising funds and insider dealing. The regulations affect the pricing, cost of a transaction and the ability to conduct due diligence. SEBI and/or the Government of India may make changes to regulations which may affect the ability of the Fund to make, or exit, investments.

Futures Contracts

Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. Each Fund may enter into futures contracts and related options as permitted under CFTC rules. The Adviser expects that a Fund’s futures transactions will generally include transactions: (i) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (ii) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices. For additional information on these types of instruments, please see “Commodity-Linked Instruments” in this SAI.

Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). A Fund may use futures contracts and related options for hedging purposes and for investment purposes. A Fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require a Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 2% to 15% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The value of all futures contracts sold by a Fund (adjusted for the historical volatility relationship between the relevant Fund and the contracts) will not exceed the total market value of the Fund’s securities.

High Yield Securities

Each Fund may invest in high yield securities. High yield securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Under rating agency guidelines, any quality and protective characteristics of high yield securities will likely be outweighed by large uncertainties or major risk exposures to adverse conditions. Medium and lower rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be in default or not current in the payment of interest or principal. A Fund’s achievements of its objective may be more dependent on the Adviser’s own credit analysis than is the case with funds that invest in higher rated fixed income securities.

Changes in Credit Ratings. Changes by recognized rating services in their ratings of a high yield security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI. The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located, which may cause a rating to be lower than would otherwise by suggested by the intrinsic creditworthiness of the issuer.

Liquidity. The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer, decreasing the liquidity of the high yield securities held in a Fund’s portfolio. These factors may have an adverse effect on the ability of a Fund holding such securities to dispose of particular portfolio investments at the price it would wish, may adversely affect such Fund’s net asset value per share and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Legislative and Regulatory Developments. Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect a Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in prior years.

High Yield Corporate Securities. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, such securities present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness. A Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. These risks may be greater for non-U.S. high yield securities especially those of issuers located in emerging markets.

The development of markets for high yield corporate securities has been a relatively recent phenomenon, especially outside the United States. In addition, these markets have undergone significant changes in the past and may undergo significant changes in the future.

Most of the high yield securities in which a Fund invests will bear interest at fixed rates but each Fund may also invest in securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

High Yield Non-U.S. Debt Securities. Investing in fixed and floating rate high yield non-U.S. debt securities, especially those of issuers located in emerging market countries, will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located, in addition to the risks of investing in high yield securities generally. For example, the ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which a Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, an issuer’s (including sovereign issuers) cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden. Non-U.S. issuers, including government issuers, may also have debt (such as commercial bank debt) which is senior to its high yield securities.

The ability of a non-U.S. sovereign obligor, especially an obligor in an emerging market country, to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in interest rates and the extent of its foreign reserves, and the issuing government’s policy toward the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a non-U.S. sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of an issuer to obtain sufficient foreign exchange to service its debt. The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

As a result of the foregoing or other factors, a governmental obligor, especially an obligor in an emerging market country, may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of non-U.S. sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.

Indexed Securities

Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Because the amount of interest and/or principal payments which the issuer of indexed debt securities is obligated to make is linked to the prices of other securities, securities indices, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed debt securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of and may be more volatile than the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Losses resulting from the use of derivatives will reduce a Fund’s net asset value, and possibly income, and the losses can be greater than if derivatives had not been used.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

Initial Public Offerings

Each Fund may purchase shares in initial public offerings (“IPO”). Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs has added risks because their shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Interest-Only Securities

Interest only securities (“IOs”) are a form of stripped mortgage security. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks and special purpose subsidiaries of the foregoing. The risk of early prepayment is the primary risk associated with IOs.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. IOs are one class of a stripped mortgage security that receives all of the interest (while another class will receive all of the principal (“POs” or “principal only class”)).

Interest Rate and Equity Swaps and Related Transactions

Each Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. A Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund’s portfolio, or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by a Fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.

Each Fund will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate or equity swap will generally be accrued on a daily basis. If a Fund enters into an interest rate or equity swap on other than a net basis, the relevant Fund will designate the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap.

The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

As is the case with futures and options strategies, the effective use of swaps and related transactions by a Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. To the extent a Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

The liquidity of swap agreements will be determined by the Adviser based on various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).

There is no limit on the amount of interest rate and equity swap transactions that may be entered into by a Fund. The effective use of swaps and related transactions by a Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between a Fund and counterparties to the transactions, a Fund’s ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent a Fund does not, or cannot, terminate such a transaction in a timely manner, a Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, a Fund’s risk of loss is the net amount of payments that a Fund contractually is entitled to receive, if any. A Fund may purchase and sell caps, floors and collars without limitation.

Interest Rate Futures Contracts

Each Fund may enter into interest rate futures contracts, for example, in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular debt security or index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at time of the contract. For example, if a Fund owns bonds, and interest rates are expected to increase, a Fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of the relevant Fund from declining as much as it otherwise would have. A Fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, because the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows a Fund to take a position without having to sell its portfolio securities. Similarly, when the Adviser expects that interest rates may decline, a Fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, a Fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized.

The use of options and futures transactions entails risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund could create the possibility that losses on the derivative will be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. A Fund might not be able to close out certain positions without incurring substantial losses. To the extent a Fund utilizes futures and options transactions for hedging, such transactions should tend to decrease the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

Investments and Repatriation Risks

Foreign investment in securities of Indian companies is restricted or controlled to varying degrees under the Foreign Exchange Management Act, 1999 (“FEMA”) and the Securities and Exchange Board of India (“SEBI”) Regulations. The Foreign Portfolio Investors (“FPI”) Regulations lay down the requirements, restrictions and compliances with respect to registration and conduct of an entity as an FPI. These requirements and restrictions may at times limit or preclude foreign investment and increase the costs and expenses of the Fund. Investments by the Fund in Indian companies may also require the approval of the Reserve Bank of India (“RBI”) and/or other governmental entities in certain circumstances.

The sale of securities by the Fund to Indian residents may require the approval of the RBI if the sale is not in accordance with the guidelines stipulated by the RBI or not in accordance with the FPI Regulations or FEMA. While in some instances such approvals are routinely granted, in others, approvals may be more difficult to obtain and may be granted only subject to certain conditions, if at all. While Indian regulation of foreign investment has been liberalized in recent years, there can be no assurance that the Fund will be able to obtain all the approvals necessary to implement its investment program fully. Sale of the securities by the Fund to another non-resident entity may also require the prior approval of government entities.

Liquidity and Valuation Risk

Liquidity risk is the risk that securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Certain of the Funds’ investments may be exposed to liquidity risk due to low trading volume, lack of a market maker or legal restrictions limiting the ability of the Fund to sell particular securities at an advantageous price and/or time. As a result, these securities may be more difficult to value.

Loan Participations and Assignments

Each Fund may invest in loan participations and assignments. A Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When a Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

A Fund may have difficulty disposing of assignments and loan participations. In many cases the market for such instruments is not highly liquid, and therefore the each Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Fund’s ability to dispose of particular assignments or loan participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower or the ability to dispose of them at the price issued.

Loans of Portfolio Securities

Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant Fund. These loans cannot exceed 33 1/3% of a Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by the securities lending agent, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the relevant Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis, and maintained in an amount equal to at least 100% of the value of the portfolio securities being lent); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party securities lending agent that is unaffiliated with the Fund and that is acting as a finder.

Loss of FPI Registration

The Fund will also invest in India as an FPI. The investments by the Fund are dependent upon the continued registration of the Fund as an FPI. If the registration of the Fund as an FPI is terminated, the Fund could be forced to redeem its investments, and such forced redemption could adversely affect the returns to the Contributors.

Any investigations of, or actions against, the Fund or any of its investors initiated by the SEBI or any other Indian regulatory authority may impose a ban on the investment and trading activities of the Fund.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably.

Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Equity securities generally have greater price volatility than fixed-income securities.

MLP Risk

Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, MLP unit holders may not elect the general partner or the directors of the general partner and the MLP unit holders have limited ability to remove an MLP’s general partner. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

Money Market Instruments/Securities

Each Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Mortgage-Related and Other Asset Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. Each Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities.

Mortgage Pass-Through Securities

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. FNMA and FHLMC have both recently faced scrutiny regarding their accounting practices and policies.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Each Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Mortgage Obligations (“CMOs”)

A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full. In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Under the direction of the Federal Housing Finance Agency, Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”), which would generally align the characteristics of Fannie Mae and Freddie Mac certificates. The Single Security Initiative was launched in June 2019, and as of this time, the long-term effects it may have on the market for mortgage-backed securities remains uncertain.

CMO Residuals

CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage Backed Securities

Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Collateralized Debt Obligations

Each Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Mortgage “Dollar Roll” Transactions

Each Fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers. In a dollar roll, a Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future day. Each Fund will only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a Fund’s borrowings and other senior securities. For financial reporting and U.S. federal income tax purposes, a Fund expects to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. Each Fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as financing.

Consistent with each Fund’s investment objectives and policies, each Fund also may invest in other types of asset-backed securities.

Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers. Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. A Fund’s foreign currency transactions may give rise to ordinary income or loss, for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.

In addition, although a Fund’s income may be received or realized in foreign currencies, each Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, a Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in non-U.S. and emerging market countries typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of a Fund. There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States. For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States. With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on a Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of a Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by a Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of a Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default of any such foreign obligations, it may be more difficult for a Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund. For example, a Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of a Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor.

Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in a Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Non-U.S. Sub-custodians

Rules adopted under the 1940 Act permit a Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for a Fund, in which event a Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in the relevant Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. A Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of a Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

Options

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy (if the option is exercised), the underlying security, index, currency or other instrument at the exercise price. A Fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving a Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (if the option is exercised), and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund’s purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options.

In order to hedge against adverse market shifts or to potentially increase income or gain, a Fund may purchase put and call options or write “covered” put and call options on futures contracts on stocks, stock indices, interest rates and currencies. In addition, a Fund may utilize options on currencies in order to hedge against currency exchange rate risks or to gain exposure to one or more currencies. A call option written by a Fund is “covered” so long as the Fund owns: (i) the underlying investment subject to the option; (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; or (iii) a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written. A put option written by a Fund is “covered” if the Fund has certain offsetting puts. Parties to options transactions must make certain payments in connection with each transaction.

By writing a call, a Fund will generally limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. By writing a put, a Fund will generally limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. Upon the exercise of a put option written by a Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by a Fund, the Fund may suffer an economic loss equal to an amount not less than the Fund’s acquisition cost of the investment underlying the option, less the sum of the premium received for writing the option and the exercise price paid to the Fund.

Each Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. Each Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the relevant Fund sells an option having the same terms as the option it had purchased.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “counterparties” and individually referred to as a “counterparty”) through a direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the relevant Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by a Fund or will increase the Fund’s income. Similarly, the sale of put options can also provide gains for a Fund. Each Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be “covered” (that is, the Fund must own the securities or futures contract subject to the call). Even though a Fund will receive the option premium to help protect it against loss, use of options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

A Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

Each Fund reserves the right to purchase or sell options on instruments and indices other than those described here and which may be developed in the future to the extent consistent with applicable law, a Fund’s investment objective and the restrictions set forth herein.

Options on Currencies

Each Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in “Currency Transactions.”

Options on Futures Contracts

Each Fund may purchase put and call options and write covered put and call options on futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be affected. An option on a stock index futures contract, interest rate futures contract or currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of a Fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Options on Stocks and Stock Indices

Each Fund may purchase put and call options and write covered put and call options on stocks and stock indices in order to hedge against movements in the equity markets or to potentially increase income or gain to a Fund. In addition, a Fund may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index, and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

If the Adviser expects general stock market prices to rise, a Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase should be offset in part by the increase in the value of a Fund’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in a Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option or futures contract.

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends. Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Restricted Securities and Securities with Limited Trading Markets (Rule 144A)

Each Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. If a Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the relevant Fund might not be able to dispose of its holdings in those securities at then current market prices. Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by a Fund at times which otherwise might be considered to be disadvantageous so that the relevant Fund might receive lower proceeds from such sales than it had expected to realize. Investments in securities which are “restricted” may involve added expenses to a Fund should such Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of a Fund with respect to redemptions. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value. A Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Board or by the Adviser or Adviser pursuant to guidelines established by the Board. A Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

A Fund may purchase Rule 144A securities on the GSTrUE exchange and other similar exchanges. These markets provide access to only institutional and highly sophisticated investors. They allow private companies to raise capital without the disclosure requirements of public markets and follow specific SEC rules to avoid certain disclosure requirements. Under these rules, companies are able to sell securities without registering them if the issued securities are limited to qualified institutional buyers (investors with at least $100 million in assets), and there are less than 500 shareholders. The market is run through a proprietary trading system. This system allows the members of the exchange to view bid and ask offers and recent sales. Actual transactions are made through special brokers. Because of the lack of disclosure in these markets, shares are expected to trade at a discount to the equivalent price achievable if the shares were listed on a public market. Companies utilizing these markets however, believe that the ability to avoid disclosure requirements of public markets is more important than receiving the higher price available from a public exchange listing.

Risks of Derivatives Outside the United States

When conducted outside the United States, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

SEBI (Foreign Portfolio Investors) Regulations, 2019

Overview

The SEBI (Foreign Portfolio Investors) Regulations, 2019 (“FPI Regulations”) were notified by SEBI on September 23, 2019. The FPI Regulations replace and repeal the SEBI (Foreign Portfolio Investors) Regulations, 2014. A foreign portfolio investor (FPI) has been defined as a person who has been registered under Chapter II of the FPI Regulations and shall be deemed to be an intermediary in terms of provisions of Securities and Exchange Board of India Act, 1992.

The Government of India in exercise of its powers under clauses (aa) and (ab) of Section 46(2) of FEMA has formulated the Foreign Exchange Management (Non-Debt Instruments) Rules, 2019 (“NDI Rules”). The RBI in exercise of its powers under Section 6(2)(a) and Section 47 of FEMA has issued the Foreign Exchange Management (Debt Instruments) Regulations, 2019 (“DI Regulations”).

FPIs are permitted to invest in, inter alia, the following types of instruments under the FPI Regulations, the NDI Rules and the DI Regulations:

●	equity instruments and warrants of an Indian company listed or to be listed on a recognized stock exchange in India;
●	units of domestic mutual funds or Category III Alternative Investment Fund or offshore fund for which no objection is issued in accordance with the SEBI (Mutual Fund) Regulations, 1996, which in turn invest more than 50 percent in equity instruments on repatriation basis subject to the terms and conditions specified by SEBI and the RBI;
●	units of domestic mutual funds or Exchange-Traded Funds (ETFs) which invest less than or equal to 50 percent in equity;
●	units of schemes floated by a collective investment scheme;
●	treasury bills and dated government securities;
●	commercial papers issued by an Indian company;

●	credit enhanced bonds;
●	security receipts issued by asset reconstruction companies;
●	debt instruments issued by banks, eligible for inclusion in regulatory capital;
●	non-convertible debentures/bonds issued by an Indian company;
●	rupee denominated bonds or units issued by infrastructure debt funds;
●	Indian depository receipts;
●	listed non-convertible/ redeemable preference shares or debentures issued in terms of Regulation 6 of the DI Regulations;
●	municipal bonds;
●	securitised debt instruments, including (i) any certificate or instrument issued by a special purpose vehicle (SPV) set up for securitisation of asset/s with banks, Financial Institutions or NBFCs as originators; and
●	such other instruments specified by the SEBI from time to time.

An FPI is required to adhere to the following:

●	A registered FPI may trade or invest in all exchange traded derivative contracts approved by SEBI subject to the limits and margin requirement prescribed by RBI/SEBI as well as the stipulations regarding collateral securities as directed by the RBI from time to time.
●	A registered FPI may, undertake short selling as well as lending and borrowing of securities subject to such conditions as may be stipulated by the RBI and the SEBI from time to time.
●	An FPI shall transact only on the basis of taking and giving delivery of securities purchased or sold.
●	Except in case of transactions in government securities and such other cases specified in FPI Regulations, the transactions in securities by an FPI shall be only through stock brokers registered with SEBI.

Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits a Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict a Fund’s investments in certain non-U.S. banks and other financial institutions.

Short Sales

Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver a security equal in value to the security sold short to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the relevant Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer. A short sale is “against the box” to the extent that a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, a Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Short-Term Trading

Each Fund may engage in short-term trading. This means that a Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the portfolio manager believes that the sale is in the best interest of the Fund (for example, if the portfolio manager believes an alternative investment has greater growth potential). This activity will increase a Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce a Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of a Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed at ordinary U.S. federal income tax rates.

Trading Issues

Trading in Shares on the [____] may be halted due to market conditions or for reasons that, in the view of the [____], make trading in Shares inadvisable. In addition, trading in Shares on the Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to the [____] “Circuit breaker” rules. If a trading halt or unanticipated early closing of [____] occurs, a shareholder may be unable to purchase or sell Shares of a Fund. There can be no assurance that the requirements of the [____] necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

While the creation/redemption feature is designed to help the Shares trade close to applicable Fund’s NAV, market prices are not expected to correlate exactly to the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants, high market volatility or lack of an active trading market for the Shares (including through a trading halt) may result in market prices for Shares of a Fund that differ significantly from its NAV or to the intraday value of the Fund’s holdings. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses.

When you buy or sell Shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of Shares, like the price of any exchange-traded security, includes a “bid/ask spread” charged by the market makers or other participants that trade the particular security. The spread of a Fund’s Shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of a Fund’s holdings may be halted, the bid/ask spread may increase significantly. This means that Shares may trade at a discount to a Fund’s NAV, and the discount is likely to be greatest during significant market volatility. During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares. There are various methods by which investors can purchase and sell shares of a Fund and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of a Fund.

U.S. Government Securities

Each Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities. U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance. Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality. A Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect a Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when a Fund’s average maturity is longer, under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.

Warrants and Rights

Each Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

Each Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. A Fund also may purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.

Current U.S. federal income tax law requires the holder of a zero-coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for U.S. federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

OTHER PRACTICES

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below and elsewhere herein, a Fund may be permitted to borrow from any bank for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the relevant Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. A loan shall be presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Any borrowings for temporary purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement. In the event that such asset coverage shall at any time fall below 300%, the relevant Fund shall, within three days thereafter, reduce the reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. A Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including ADRs, and GDRs and other depositary receipts. Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary. The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market. The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges. In addition, the share price and all dividends are converted to the shareholder’s home currency. As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer. For purposes of each Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts purchased by a Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the relevant Fund may be exposed to relative currency fluctuations.

Illiquid Securities

Each Fund may invest up to 15% of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

To the extent that liquid assignments and loan participations that a Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of a Fund’s assets invested in illiquid assets would increase. The Adviser, under the supervision of the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable a Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Loans of Portfolio Securities

To the extent permissible under its investment policies, a Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time. The procedure for the lending of securities will typically include the following features and conditions. The collateral will consist either of U.S. Government Securities or the borrower of the securities will deposit cash with a Fund in an amount equal to a minimum of 100% of the market value of the securities lent. Each Fund will invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon. A negotiated portion of the income so earned may be paid to securities or lending agent (e.g a bank or trust company) who arranged the loan. The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral. These will be “demand” loans and may be terminated by a Fund at any time. The relevant Fund will receive any payments in lieu of dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change. A Fund’s performance will continue to reflect changes in the value of the securities loaned.

These transactions must be fully collateralized at all times, but involve some credit risk to a Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, a Fund could experience delays in recovering the securities it lent. To the extent that, in the meantime, the value of the securities a Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss. In the event of a default by the borrower, the relevant Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest. A Fund may also lose money if it incurs losses on the reinvestment of cash collateral.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, a Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter. A Fund may typically also call such loans in order to sell the securities involved.

Repurchase Agreements

Each Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. Each Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

Each Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Each Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with ALPS Distributors, Inc. (the “Distributor”), breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to the Exchange member in connection with a sale on an Exchange is satisfied by the fact that a Fund’s prospectus is available at the applicable listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an Exchange.

INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of each Fund’s fundamental policies that may not be changed without the vote of a majority of the applicable Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 per centum or more of the voting securities present at such meeting, if the holders of more than 50 per centum of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of such company, whichever is less. With the exception of the fundamental investment limitation with respect to borrowings, the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Each Fund may not:

Concentration*

Invest more than 25% of the value of its total assets in any industry or group of industries.**

Borrowings

Borrow money, except to the extent permitted under the 1940 Act.***

Loans

Make loans to other persons, except through (i) the purchase of debt securities permissible under its investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

Underwriting Activity

Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Real Estate

Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests.

Commodities

Purchase or sell commodities, except that this restriction shall not prohibit the Fund, subject to restrictions described in the Fund’s Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, or any interest rate or securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable laws.

Senior Securities

Issue senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder.***

*	With respect to the concentration policies, each Fund will consider the holdings of an underlying fund when determining compliance with such concentration policy.

**	The Funds will initially use the Global Industry Classification Standard (“GICS”) for purposes of determining the industry of particular investments held by a Fund, subject to modifications by the Adviser as the Adviser deems appropriate. The selection, retention, and replacement of a particular classification system is not part of this fundamental investment limitation and may be changed from time to time by the Board of the Funds without a shareholder vote.

***	These restrictions shall be interpreted based upon federal securities laws and the rules and regulations thereunder.

Non-Fundamental Investment Restrictions

The other restrictions set forth below, as well as a Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI and not designated as fundamental, are not fundamental policies and may be changed by the Board without shareholder approval.

It is contrary to each Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of such Fund’s net assets (based on then-current value) would then be invested in such securities.

For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, a Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the Adviser has determined to be liquid under procedures approved by the Board.

Master/Feeder Structure

In lieu of investing directly, the Board may consider whether a Fund’s investment objective would be furthered by converting to a master/feeder structure, pursuant to which a Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The master/feeder structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a master/feeder structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the applicable Fund. In addition, a master/feeder structure may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure. No assurance can be given, however, that the master/feeder structure will result in a Fund stabilizing its expenses or achieving greater operational efficiencies.

A Fund’s methods of operation and shareholder services would not be materially affected by the investment in another investment company (“Master Fund”) having substantially the same investment objective and policies as the relevant Fund, except that the assets of the Fund may be managed as part of a larger pool of assets. If a Fund invested all of its assets in a Master Fund, it would hold beneficial interests in the Master Fund and the Master Fund would directly invest in accordance with the objectives and policies described for a Fund. A Fund would otherwise continue its normal operation. The Board would retain the right to withdraw a Fund’s investment from a Master Fund at any time it determines that it would be in the best interest to shareholders to do so. A Fund would then resume investing directly in individual securities of other issuers or invest in another Master Fund.

If the Board determines that a conversion to a master/feeder structure is in the best interest of a Fund’s shareholders, it will consider and evaluate specific proposals prior to the implementation of the Fund’s conversion and its shareholders would be notified in advance of any such conversion.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser, in the best interests of the shareholders. Each Fund’s portfolio turnover rate may vary from year to year, as well as within a year. A Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Fund. See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by such Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser, as applicable, deem it advisable to purchase or sell securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of the Trust. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Board must approve all material amendments to this policy.

Each Fund’s complete portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of a Fund’s listing exchange and the Nasdaq via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of a Fund. The Trust, the Adviser, and the Distributor (an affiliate of the Fund’s administrator) will not disseminate non-public information concerning the Trust.

There can be no assurance that the Funds’ policies and procedures with respect to disclosure of Fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

Full Portfolio Holdings

Except as set forth in this Policy, the full holdings of each Fund will be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-PORT (as described below); and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR. Each fiscal quarter, the Trust will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. Each Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. The Trust’s Form N-CSRs are also available on the SEC’s website at www.sec.gov.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for each Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by a Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the relevant Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. The Adviser does not aggregate orders across funds. Transactions for each Fund are executed simultaneously, to the extent practicable, with the objective of ensuring fair treatment without impacting price or transaction expenses for any Fund. At times, the Adviser may buy or sell the same security simultaneously on behalf of two or more clients. In such cases, to the extent practicable, transactions executed during the day are averaged with respect to price and allocated proportionately among the relevant clients in proportion to the quantities purchased or sold, in a manner that the Adviser considers fair and equitable to all clients.

All orders for the purchase or sale of securities for a Fund are placed on behalf of such Fund by the Adviser, pursuant to authority contained in the Funds’ Advisory Agreement. The Adviser is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser or investment sub-adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Adviser considers various relevant factors, including, but not limited to, the broker’s execution capability, the broker’s perceived financial stability, the broker’s responsiveness to the Adviser’s transaction requests, and the broker’s clearance and settlement capability. Commissions for foreign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.

Brokerage and Research Services

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for each Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for each Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most advantageous price and execution, the Adviser acts with due regard to the best interests of the Fund and evaluates all factors considered relevant. Such factors may include, without limitation, the price of the security, the size and nature of the transaction, prevailing market conditions, commission rates, the timing of execution relative to market trends, and the reputation, experience, financial soundness, and quality of service provided by the broker-dealer involved, both in the specific transaction and in other dealings.

The Adviser places orders for the purchase and sale of portfolio investments for each Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of a Fund, the Adviser will seek the best price and execution of the Fund’s orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although a Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolio, a Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by a Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which a Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

Advisers or sub-advisers of investment companies and other institutional investors receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives brokerage and research products and services from many broker-dealers with which the Adviser places a Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by a Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place a Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing a Fund. Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing a Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for a Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which it exercises investment discretion.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards. Because each Fund was recently formed, it has not yet paid brokerage commissions.

Each Fund had no transactions identified for execution primarily on the basis of research and other services provided to a Fund and therefore no related commissions.

Each Fund may acquire securities of brokers who execute the Funds’ portfolio transactions. As of the date of this SAI, the Funds did not own securities of their regular broker-dealers (or parents).

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of each Fund generally consists of the in-kind deposit of a designated portfolio of securities — the “Deposit Securities” — per each Creation Unit Aggregation (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Each Fund may effect creations largely or wholly for cash. Together, the Deposit Securities, the Cash Component and/or the Deposit Cash (as applicable) constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the aggregate market value of the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the relevant Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, prior to the opening of business on a Fund’s listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security and the amount of the cash component to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund that effects creations wholly or partly in-kind.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes from time to time by the Adviser with a view to the investment objective of the relevant Fund. The Trust may require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security that is a TBA transaction. The amount of cash contributed will be equal to the price of the TBA transaction listed as a Deposit Security. In addition, with respect to a Fund that effects creations wholly or partly in-kind, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or, if applicable, the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the applicable Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the applicable Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant. Only U.S. equity securities are eligible to be cleared through the Clearing Process. Therefore, a Fund will only be eligible to utilize the Clearing Process for U.S. equity securities.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date. Notwithstanding the foregoing, the Trust may, but is not required to, permit custom orders until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early). A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of securities or the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are affected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

With respect to a Fund that invests in non-U.S. securities, the Custodian shall cause the sub-custodian of applicable Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on a Fund’s listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits (for Funds eligible to utilize the Clearing Process) made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process (including all Fund Deposits made for Funds that are not eligible to utilize the Clearing Process) must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will generally occur no later than the first (1st) Business Day following the day on which the purchase order is deemed received by the Distributor, unless a different settlement time is specified.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC Participant) (for Funds that could utilize the Clearing Process) and in the circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the first Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the relevant Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Distributor, unless a different settlement time is specified.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the right to reject a creation order transmitted to it by the Distributor in respect of a Fund if, including but not limited to, the following conditions are present: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (v) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor, and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fee. Authorized Participants may be required to pay a creation or redemption fee for purchasing or redeeming Creation Units. Creation and redemption transactions for a Fund are subject to a creation or redemption fee, payable to State Street Bank, in the amount listed in the table below, irrespective of the size of the order.

An additional variable charge may be imposed for creations effected outside the Clearing Process (with respect to a Fund that could utilize the Clearing Process).

In addition, in the case of cash creations or where the Trust permits or requires an Authorized Participant to substitute cash in lieu of depositing a portion of the Deposit Securities, the Authorized Participant may be assessed an additional variable charge to compensate a Fund for the costs associated with purchasing the applicable securities. The Trust may adjust these fees from time to time based upon actual experience. As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Trust may require the Authorized Participant to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. To the extent the transaction expenses associated with Market Purchases are not fully reimbursed by the Authorized Participant through the transaction fee or otherwise, a Fund will bear such transaction expenses. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The standard creation or redemption transaction fee for each Fund is $100 for cash creations or redemptions and $300 for in-kind creations and redemptions.

Redemption of Fund Shares in Creation Units Aggregations. A Fund’s Shares may be redeemed only in Creation Unit Aggregations at the Fund’s NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) has full legal authority and legal right to tender for redemption the requisite number of Shares of the applicable Fund and to receive the entire proceeds of the redemption, and (ii) if such Shares submitted for redemption have been loaned or pledged to another party or are the subject of a repurchase agreement, securities lending agreement or any other arrangement effecting legal or beneficial ownership of such Shares being tendered there are no restrictions precluding the tender and delivery of such Shares (including borrowed Shares, if any) for redemption, free and clear of liens, on the redemption settlement date. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in a Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

With respect to a Fund that effects redemptions wholly or partly in-kind, the Custodian, through the NSCC, makes available prior to the opening of business on a Fund’s listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions (or partial cash redemptions) are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form unless custom orders are available or specified — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Each Fund may effect redemptions largely or wholly in cash.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed to compensate a Fund for the costs associated with selling the applicable securities. Each Fund may adjust these fees from time to time based on actual experience. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities that will not be delivered as part of an in-kind redemption order (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities were sold by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and taxes. To the extent applicable, brokerage commissions incurred in connection with the Trust’s sale of portfolio securities will be at the expense of a Fund and will affect the value of all Shares of the applicable Fund; but the Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Redemption Amount to protect ongoing shareholders. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. [The standard redemption transaction fees for each Fund otherwise are the same as the standard creation fees set forth above]. In no event will a redemption transaction fee exceed 2% of the amount redeemed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. To the extent the transaction expenses associated with Market Sales are not fully reimbursed by the Authorized Participant through the transaction fee or otherwise, the relevant Fund will bear such transaction expenses.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process (for Funds eligible to utilize the Clearing Process) must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the applicable Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will generally be transferred by the first NSCC Business Day following the date on which such request for redemption is deemed received, unless a different settlement time is specified.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process (including all redemption orders for Funds not eligible to utilize the Clearing Process) must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of a Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are generally expected to be delivered within one Business Day and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by one Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust, unless a different settlement time is specified. With respect to a Fund, which invests in non-U.S. securities, however, due to local market settlement procedures and/or the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than one Business Day after the day on which the redemption request is received in proper form. In the case of local holidays, the local market settlement procedures will not commence until the end of the local holiday periods. In addition, for a Fund that invests in non-U.S. securities, in connection with taking delivery of shares of Fund Securities upon redemption of shares of such Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the applicable Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

For each Fund which effects redemptions wholly or partly in-kind, if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem the Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Regular Holidays. Each Fund, which may invest in non-U.S. securities, generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus one Business Day (i.e., days on which the national securities exchange is open), unless a different settlement time is specified. Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus one in order to accommodate local settlement procedures or holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within one Business Day of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The timing of settlement may also be affected by proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices.

TRUSTEES AND OFFICERS

The business and affairs of each Fund are managed under the direction of the Trust’s Board of Trustees. The Board approves all significant agreements between/among each Fund and the persons or companies that furnish services to the Funds, including agreements with the Funds’ Distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operations of each Fund are delegated to the Adviser and the Funds’ administrator.

The name, address, year of birth, and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund Complex overseen by and the other directorships held by the Trustee.

Independent Trustees

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee****	Other Directorships Held by Trustee During Past 5 Years***
Ward D. Armstrong, Birth year: 1954	Trustee and Chairman	Mr. Armstrong was appointed to the Board on May 27, 2016 and elected to the Board by shareholders on April 12, 2021. Mr. Armstrong was appointed Chairman of the Board at the August 24, 2017 meeting of the Board of Trustees.	Mr. Armstrong is currently retired. From February 2010 to July 2015, he was Co-Founder and Managing Partner of NorthRock Partners, a private wealth advisory firm providing comprehensive wealth management and family office services to the high net-worth marketplace. Previously, he was Senior Vice President, Ameriprise Financial (1984 to 2007); Chairman of Ameriprise Trust Company (1996 to 2007) and President, American Express Institutional Asset Management (2002 to 2004). He has also served on several investment related Boards including Kenwood Capital Management, RiverSource Investments, American Express Asset Management International and was Chair of the Ordway Theatre Endowment Committee.	[9]	Mr. Armstrong is a Director of the Heartland Group, Inc. (3 funds) (2008 to present).

Merrillyn J. Kosier, Birth year: 1959	Trustee	Ms. Kosier was appointed to the Board on November 17, 2021.	Ms. Kosier retired from Ariel Investments as Executive Vice President in 2019. During her twenty year tenure at the firm, she served as Chief Marketing Officer, Ariel Mutual Funds (2007 - 2019); Trustee for Ariel Investment Trust (2003 - 2019) and President of Ariel Distributors, LLC (2002 - 2019). Prior to joining Ariel Investments, she was Senior Vice President at Wanger Asset Management, the investment adviser to Acorn Investment Trust (1993 - 1998); Vice President of Marketing Communications at Kemper Financial Services (1984 - 1993); and a Registered Sales Representative at R. J. O’Brien & Associates (1982 - 1984). Most recently, Ms. Kosier joined the board of Miami Corporation Management, a multi-generation family office and family holding company (June 2023 - present). She is also Board and CEO Advisor to Bridgeway Capital Management, a U.S. asset manager specializing in statistically driven institutional investment strategies, mutual funds, and sub-advisory services (December 2023 - present).	[9]	Ms. Kosier is a Trustee at the Harris Theater For Music and Dance (2006 - present) where she currently serves as Chair of the Board (2022 - present). She is also a Board Member at The Arts Club of Chicago (2021 - present).
Patrick Seese, Birth year: 1971	Trustee	Mr. Seese was elected to the Board on October 30, 2012.	Mr. Seese is an owner and a Managing Director of Integris Partners, a middle-market investment banking firm serving closely-held companies, financial sponsors and public companies (February 2008 to present). Prior to this, Mr. Seese was a Managing Director of Headwaters MB, a middle-market investing banking firm (December 2003 to February 2008). Prior to that, Mr. Seese worked in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporation Development, Katy Industries, a publicly traded industrial and consumer products company and at Deloitte & Touche LLP, where he began his career in 1994.	[9]	Mr. Seese is a Director of the Alpha Alternative Assets Fund (September 2021 to Present), The Mile High Five Foundation (2013 to present) and SJ Panthers Foundation (2016 to present).

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Lucas Foss, Birth Year: 1977	President	President Since August 2022 Chief Compliance Officer from January 2018 -August 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Director, Fund Compliance & Governance at SS&C ALPS. Mr. Foss is also the President of Financial Investors Trust and Chief Compliance Officer of Sound Point Meridian Capital, Inc; Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, SPDR® S&P MIDCAP 400® ETF Trust.
Jill McFate Birth Year: 1978	Treasurer	Since December 2021	Ms. McFate joined ALPS in 2021 and is currently Senior Director, Fund Administration of ALPS. Prior to joining SS&C ALPS, Jill managed financial reporting and N-PORT regulatory reporting services during her 14 years at The Northern Trust Company as Vice President, Financial Reporting Manager.
Theodore J. Uhl, Birth Year: 1974	Chief Compliance and Anti-Money Laundering Officer	Since August 2024	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also Chief Compliance Officer of Financial Investors Trust, GraniteShares ETF Trust, Accordant ODCE Index Fund, Axonic Funds, and the SS&C Interval Fund Platform.
Camilla Nwokonko, Birth Year: 1995	Secretary	Since October 2024	Ms. Nwokonko specializes in legal and regulatory matters in investment management, including regulatory compliance, corporate governance, and issues related to both registered and private funds. She holds a Juris Doctor from Marquette University Law School and a Bachelor of Science in Economics from Texas A&M University, providing her with a solid academic foundation. Prior to her current role, she gained valuable experience as an Associate Attorney at U.S. Bank Global Fund services—a global fund administrator, where she navigated complex regulatory frameworks. Ms. Nwokonko has also obtained experience through internships and roles at Northwestern Mutual and Oracle Corporation.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Each Officers is appointed on an annual basis, and serves until such Officer’s successor is appointed, or such Officer resigns or is deceased.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex currently consists of [9] series of the Trust.

Ward D. Armstrong- Through his experience as a senior officer of and board member of financial and other organizations, Mr. Armstrong contributes his management and oversight experience to the Board. The Board also benefits from his experience as a member of the board of other funds and operating companies. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience. Additional information regarding Mr. Armstrong’s principal occupations and other directorships held is presented in the chart above. Mr. Armstrong received a B.S. in Business Administration (Finance Emphasis) from the University of Minnesota, Carlson School of Management.

Merrillyn J. Kosier- Through her experience as a senior officer and trustee in the investment management industry, Ms. Kosier contributes her management and oversight experience to the Board. The Board also benefits from her experience as a board member of other organizations. She was selected to serve as a Trustee of the Trust based on her business acumen, regulatory and 40 Act funds knowledge, distribution and marketing/communications experience in the financial services arena. Additional information regarding Ms. Kosier’s principal occupations and other directorships held is presented in the chart above. Ms. Kosier is a graduate of Andrews University and earned an MBA from Loyola University Chicago.

Patrick Seese - Through his experience as a senior officer of and board member of financial and other organizations, Mr. Seese contributes his management and oversight experience to the Board. The Board also benefits from his experience as a member of the board of other organizations. He was selected to serve as a Trustee of the Trust based on his business, financial services and accounting experience. Additional information regarding Mr. Seese’s principal occupations and other directorships held is presented in the chart above. Mr. Seese is a graduate of the University of Colorado and earned an MBA from The University of Chicago Booth School of Business. He is one of the founders of The Mile High Five Foundation (MH5), a charity dedicated to fund youth/health-related organizations.

None of the Independent Trustees own securities in the Adviser, or ALPS Distributors, Inc., each Fund’s principal underwriter, nor do they own securities in any entity directly controlling, controlled by, or under common control with these entities.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of each Fund rests with the Trustees.  The Trust has engaged the Adviser to manage each Fund on a day-to day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operations of each Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s Declaration of Trust.  The Board is currently composed of four members, all of whom are Independent Trustees.  The Board meets at regularly scheduled quarterly meetings each year.  In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  As described below, the Board has established a Nominating and Corporate Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Ward D. Armstrong, an Independent Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These include the Trust’s series of Fund shares, each Fund’s single portfolio of assets, each Fund’s net assets and the services provided by each Fund’s service providers.

Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Funds’ Chief Compliance Officer, the Funds’ legal counsel and the independent registered public accounting firm for the Funds regarding risks faced by the Funds. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Funds’ performance. The Board has appointed a Chief Compliance Officer to oversee the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Audit Committee. The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees, are:  Ward D. Armstrong, Merrillyn J. Kosier, and Patrick Seese.  The Audit Committee met three times during the fiscal year ended September 30, 2025.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust. The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust. Members of the Nominating and Corporate Governance Committee are: Ward D. Armstrong, Merrillyn J. Kosier, and Patrick Seese. The Nominating and Corporate Governance Committee of the Board met one time during the fiscal year ended September 30, 2025.

Independent Trustee Retirement Policy. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Funds’ Independent Trustee Retirement Policy (“Retirement Policy”), Independent Trustees are required to retire upon the calendar year in which the Trustee attains the age of 80. The Trustees review the Funds’ Retirement Policy from time to time and may make changes as deemed appropriate.

Shareholder Nominations. The Board will consider shareholder nominees for Trustees. All nominees must possess the appropriate characteristics, skills and experience for serving on the Board. In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties. All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: ALPS Series Trust, c/o Secretary, 1290 Broadway, Suite 1000, Denver, Colorado, 80203.

As of December 31, 2025, the dollar range of equity securities in the Funds beneficially owned by the Trustees were as follows:

Trustees	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Ward Armstrong	[None]	[None]
Merrillyn J. Kosier	[None]	[None]
Patrick Seese	[None]	[None]

*	The Fund Complex currently consists of [9] series of the Trust.

Remuneration of Trustees. As of September 30, 2025, the Trustees of the Trust receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

For the fiscal year ended September 30, 2025, the Trustees received the following compensation:

Trustees	Aggregate Compensation From the Funds	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Ward D. Armstrong	$[0]	$[0]	$[0]	$[____]
J. Wayne Hutchens**	$[0]	$[0]	$[0]	$[____]
Merrillyn J. Kosier	$[0]	$[0]	$[0]	$[____]
Patrick Seese	$[0]	$[0]	$[0]	$[____]

*	The Fund Complex currently consists of [9] series of the Trust.
**	J. Wayne Hutchens resigned as a Trustee of the Trust effective after the close of business on November 20, 2025.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Funds for serving as an officer or trustee of the Funds.

INVESTMENT MANAGERS

360 ONE Asset Management Limited serves as each Fund’s adviser. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940 engaged in the business of providing investment management and portfolio management services to investment funds and managed accounts. The Adviser’s address is 360 ONE Centre, Kamala Mills Compound, Senapati Bapat Marg, Lower Parel, Mumbai 400013, India.

Investment Advisory Agreement

Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee equal to a percentage of such Fund’s average daily net assets, as shown in the table below.

Fund	Advisory Fee Rate
360 ONE India Conviction ETF	[__]%
360 ONE India Select ETF	[__]%

Pursuant to the Advisory Agreement, the Adviser provides investment advisory services and pays all of each Fund’s operating expenses in return for a “unitary fee,” except that the Funds will be responsible for the payment of brokerage and other expenses of executing Fund transactions; taxes or governmental fees; interest charges and other costs of borrowing; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement with respect to a Fund upon sixty (60) days’ notice. The Adviser may terminate the Advisory Agreement upon one hundred and twenty (120) days’ notice. Information regarding the advisory fees paid to the Adviser will be provided once the Funds have operated for a full fiscal year.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement will be available in the Funds’ reports on Form N-CSR for the period ending [_______].

Under the terms of the Advisory Agreement, the Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of, or from reckless disregard by it of its obligations and duties under the Advisory Agreement.

Since the Funds are newly formed, they have not yet paid advisory fees to the Adviser.

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS), located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and each Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Funds, the Adviser, and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that a Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

The Funds currently employ ALPS Fund Services, Inc. (an affiliate of the Distributor) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Funds. Information on the services provided by the Administrator and the fees paid to the Administrator (when available) is available in the Prospectus, which is incorporated by reference in this SAI.

Since the Funds are newly formed, they have not yet paid administrative fees.

PROXY VOTING POLICIES AND PROCEDURES

The Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B is a copy of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Funds or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Funds’ investment objectives. When applicable, information on how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30, will be available without charge, (i) upon request, by calling [______] and (ii) on the SEC’s website at http://www.sec.gov.

PRINCIPAL SHAREHOLDERS

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. As of [____], no shareholder owns of record or beneficially 5% or more of the outstanding shares of each class of a Fund. As of the date of this SAI, the Trustees and officers of the Trust as a group owned less than 1% of any class of the Funds’ shares.

BOOK ENTRY ONLY SYSTEM

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE Arca and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the applicable Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

EXPENSES

The Funds’ expenses include taxes, interest, fees and salaries of such Fund Trustees and officers who are not trustees, officers or employees of the Funds’ service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Adviser pays all expenses of each Fund out of the Adviser’s compensation, except that the Funds are responsible for the payment of brokerage and other expenses of executing Fund transactions; taxes or governmental fees; interest charges and other costs of borrowing funds; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of such Fund’s business.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Funds.

Other Accounts Managed by Portfolio Manager

The table below identifies as of [____], for each portfolio manager of each Fund, the number of accounts (other than the Fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Mayur Patel	[__]	[$____]	[__]	[__]	[__]	[_]
Ashish Ongari	[__]	[$____]	[__]	[__]	[__]	[_]

The portfolio managers of each Fund are compensated by the Adviser, not by the Fund. The Adviser compensates its professional level employees, including its portfolio managers, in a manner that is designed to pay competitive compensation and reward performance, integrity and teamwork. The staff compensation is primarily structured into the following aspects- fixed compensation, performance-based variable bonus, employee stock options plan and long-term incentive plan (designed for key management personnel and some niche roles).

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. The bonus is determined based on the strategy dashboard which is developed based on the key performance indicators for individuals in line with the objective (targets/performance) of the strategy.  It is meritocracy based and aligned to the values of the firm.

Potential Conflicts of Interest with Other Accounts

Potential conflicts of interest may arise when a fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed in the table above.

The Adviser and the Funds have adopted compliance policies and procedures that are designed to mitigate various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser’s Code of Ethics requires employees to place the Adviser’s clients’ interests ahead of the employee’s own interests. The Adviser has also adopted trade allocation procedures that are designed to facilitate the allocation of investment opportunities among multiple client accounts. There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he exercises investment responsibility or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

Ownership of Securities

The table below identifies ownership of Fund securities by the Portfolio Manager as of [_____].

Portfolio Manager	Dollar Range of Ownership of Securities
	Conviction ETF	Select ETF
Mayur Patel	$[__]	$[__]
Ashish Ongari	$[__]	$[__]

NET ASSET VALUE

The following is a description of the procedures used by each Fund in valuing its assets. For the purpose of pricing purchase and redemption orders, the net asset value per share of a Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time). A Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued by the valuation designee at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by the valuation designee. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Debt securities, including short-term debt obligations that will mature in 60 days or less, will generally be valued at the price supplied by an independent third-party pricing service approved by the valuation designee, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Specific adjustments may include, for example, adjustments to the pricing service’s valuation of odd lot securities taking into account a Fund’s transacted prices, pursuant to a Fund’s policies and procedures. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

All other securities and other assets of a Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

FEDERAL INCOME TAXES

This section provides additional information concerning only U.S. federal income taxes except where otherwise expressly noted. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect. The following does not address any state, local or foreign or estate or gift tax matters except where otherwise noted.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in a Fund may vary depending upon the shareholder’s particular situation. This discussion only applies to shareholders who are U.S. persons, except where otherwise specifically indicated. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (i.e., entities classified as corporations for U.S. tax purposes that are organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

Except where otherwise noted, this discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt entities, (ii) shareholders holding shares through tax-qualified accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) shareholders who are not U.S. persons as described above, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, (viii) shareholders who are subject to the U.S. federal alternative minimum tax or the U.S. federal corporate minimum tax, (ix) insurance companies and (x) shareholders that are pass-through entities.

For a discussion of the tax treatment of the ownership and disposition of Fund shares by foreign (i.e., non-U.S.) persons, see the discussion under “Foreign Shareholders” below.

If a pass-through entity (including for this purpose any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owner and the activities of the pass-through entity. Owners of pass-through entities that are considering the purchase of shares of a Fund should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in a Fund. Prospective shareholders are urged to consult with their tax advisers as to the particular U.S. federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is each Fund’s policy to distribute to its shareholders as “ordinary income dividends” substantially all of its net investment income and its net short-term capital gains. It is also each Fund’s policy to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers, as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the applicable Fund. In order for a change to be in effect for any dividend or distribution, it must be received by the applicable Fund on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to a Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

Taxation of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Code. This discussion assumes that each Fund will qualify under Subchapter M of the Code as separate RICs and will satisfy distribution requirements for taxation as a RIC (as described below), although there can be no assurance that this assumption will be correct.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other RICs, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of a Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer, (2) the securities (other than the securities of other RICs) of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of a Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a RIC may significantly limit the extent to which a Fund may invest in some investments.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a RIC’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a RIC, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, a Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying the Fund-level tax and, in the case of diversification failures, disposing of certain assets. If a Fund were to fail to qualify as a RIC accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income or qualified dividend income. To qualify again to be taxed as a RIC that is accorded special treatment in a subsequent year, such Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions, which may be taxed to shareholders as either ordinary income or qualified dividend income. In addition, if a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a RIC in a subsequent year.

As a RIC, each Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by a Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis. Each Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains, after offsetting any capital loss carryovers, in a taxable year. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, a Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the RIC distribution requirements and for purposes of determining its taxable income (“spill-back dividends”). Spill-back dividends are taxed to shareholders in the year in which they are received.

If a Fund retains any net capital gain, the Fund will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized by a Fund may be carried forward indefinitely until they can be used to offset capital gains.

If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, distributions of amounts of capital gains offset by carried-forward capital losses are generally treated as return of capital distributions to shareholders. The Funds cannot carry back or carry forward any net operating losses.

A Fund may be limited under Code Section 382 in its ability offset its taxable income by capital loss carryforwards and net unrealized built-in losses after an “ownership change” of the Fund. The term “net unrealized built-in losses” refers to the excess, if any, of a Fund’s aggregate adjusted basis in its assets immediately before an ownership change, over the fair market value of such assets at such time, subject to a de minimis rule. A Fund would experience an ownership change under Code Section 382 if and when 5-percent shareholders of the Fund increase their ownership by more than 50 percentage points in the aggregate over their respective lowest percentage ownership of Fund shares in a 3-year period. Under Code Section 382, if a Fund experiences an ownership change, the Fund may use its pre-change tax capital loss carryforwards and net unrealized built-in losses in a year after the ownership change generally only up to the product of the fair market value of the Fund’s equity immediately before the ownership change and a certain interest rate published monthly by Treasury known as the applicable long-term tax-exempt rate. The foregoing limitation on the use of pre-ownership change net unrealized built-in losses only applies for a period of five years after the ownership change, while the foregoing limitation on the use of pre-ownership change capital loss carryforwards lasts indefinitely.

A Fund may elect to treat any post-October capital loss (defined as the Fund’s net capital loss, net long-term capital loss, or net short-term capital loss, as applicable, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

Each Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Equalization Accounting

Each Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, a Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares. This method would allow a Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders. If the IRS determines that a Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for a Fund for any taxable year in which it is a personal holding company for federal income tax purposes.

Personal Holding Company

If a Fund is a “personal holding company” and fails to distribute (or to be treated as distributing) all of its investment company taxable income, the Fund may also be subject to a 20% nondeductible tax on its “undistributed personal holding company income.” A Fund would generally be a personal holding company for a taxable year if five or fewer individuals own more than 50% of its outstanding shares at any time in the last half of the taxable year. The term “individual” for this purpose includes private foundations and certain trusts. The Funds do not expect to be subject to the tax on undistributed personal holding company income, although there can be no assurance that this will never occur.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned the shareholder’s shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. The maximum long-term capital gain rate applicable to individuals is generally 20%.

A Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at a maximum tax rate applicable to long-term capital gain. Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in Section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from a Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund (with respect to the dividend paying corporation’s stock) and its shareholders (with respect to the Fund’s shares). The Funds do not expect a significant portion of distributions to be derived from qualified dividend income. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid).

Distributions of earnings are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any gain resulting from the sale or redemption of Fund shares generally will be taxable as capital gains. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the preceding year.

The maximum long-term capital gain rate applicable to individuals generally is 20%. These tax rates are in addition to the 3.8% Medicare tax imposed on certain net investment income. See “Surtax on Net Investment Income,” below.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for 50% dividends received deduction with respect to the amount of qualifying dividends received by the Fund from domestic corporations and with respect to that portion (if any) of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends. For a shareholder to receive this deduction, certain holding period requirements apply. In particular, a Fund’s corporate shareholders must hold their Fund shares (and must not have certain protections against risk of loss) at least 46 days for the 91-day period beginning on the date 45 days before the date on which the Fund’s shares become ex-dividend. Additionally, a Fund must meet similar holding period requirements with respect to shares of the domestic corporation issuing dividends. The dividends-received deduction is also reduced for dividends on certain debt-financed portfolio stock.

Section 163(j) of the Code generally limits the deductibility of business interest to the sum of the taxpayer’s business interest income and 30% of its adjusted taxable income. Certain small businesses are exempt from such limitations. If a Fund, as a RIC, earns business interest income, the Fund would be permitted to pay Code Section 163(j) interest dividends to its shareholders. A shareholder that receives a Code Section 163(j) interest dividend generally may treat the dividend as interest income for purposes of Code Section 163(j) if certain holding period requirements are met. Generally, the shareholder must have held the fund shares for more than 180 days during the 361-day window beginning 180 days before the ex-dividend date, and the shareholder must not be obligated (under a short sale or otherwise) to make related payments with respect to substantially similar or related property.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s shares, and thereafter as capital gain. A return of capital is generally not taxable, but it reduces a shareholder’s basis in the shareholder’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale of Exchange-Listed or Redemption of Creation Units

The sale of exchange-listed shares of a Fund, or the redemption of shares constituting Creation Units by an Authorized Participant, may give rise to a taxable gain or loss to the selling or redeeming shareholder equal to the difference between the amount received for the shares and the shareholder’s adjusted tax basis in the shares sold or redeemed. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, such gain or loss will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitation.

All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

Passive Foreign Investment Companies

A Fund may own shares in certain foreign investment entities referred to as “passive foreign investment companies” (“PFICs”). In order to avoid U.S. federal income tax and an additional charge on a portion of any “excess distribution” from PFICs or gain from the disposition of PFIC shares, a Fund may elect to “mark-to-market” annually its investments in such entities, which will result in the Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year. If a Fund makes the mark-to-market election, the Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains. By making the mark-to-market election, an electing Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. As a RIC, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.

Alternatively, a Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund must include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. As with the mark-to-market election, these amounts would be taken into account by a Fund if it makes a QEF election for purposes of satisfying the distribution requirement and the excise tax distribution requirement. Amounts included in income under a QEF election will be qualifying dividend income for a RIC if either (i) the earnings attributable to the inclusions are distributed in the taxable year of the inclusion, or (ii) such earnings are derived with respect to the RIC’s business of investing in stock, securities or currencies. In order to make a QEF election, a Fund must obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income. Dividends paid by PFICs or by foreign corporations that were PFICs in the year preceding the payment of the dividends are not eligible to be treated as qualified dividend income.

If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election or a QEF election, the Fund may be subject to U.S. federal income tax and an interest charge on distributions with respect to such shares, or gain from the disposition of such shares, under punitive tax rules that apply to so-called “excess distributions” from PFICs, even if such income is distributed as a taxable dividend by the Fund to its shareholders.

Controlled Foreign Corporations

Each Fund may also invest in entities referred to as “controlled foreign corporations” (“CFCs”). A CFC is a foreign corporation in which more than 50% of the stock, by vote or value, is owned by U.S. persons each of whom own, directly or constructively, 10% or more of the stock of a foreign corporation by vote or by value (“U.S. shareholders”). If a Fund is a U.S. shareholder with respect to a CFC, the Fund must annually include in income its allocable share of the CFC’s (i) “subpart F income” and (ii) “net CFC tested income” (“NCTI”) (previously known as global intangible low-tax income (“GILTI”) before changes to the Code introduced in 2025), both as defined by the Code, regardless of whether or not the CFC distributes such amounts to the Fund. Amounts included in gross income by a Fund as subpart F income of a CFC are qualifying income for a RIC under Code Section 851(b) if either (i) such amounts are distributed to the Fund in the taxable year in which they are earned by the CFC, or (ii) such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. NCTI inclusions are generally treated in the same manner for purposes of Code Section 851(b) as subpart F inclusions.

Non-U.S. Taxes

If a Fund invests in non-U.S. securities, it may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio. If at the close of its taxable year more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code. If a Fund were eligible for and were to make the election, the amount of each shareholder’s distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid. A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by a Fund would also be subject to certain limitations imposed by the Code.

If a Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement. For this purpose, the term “qualified fund of funds” means a RIC if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.

The Funds make no assurances as to either the availability of any election discussed in this section or their willingness to make any such election.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders of a Fund. Certain foreign currency contracts may be subject to Code Section 1256, with the result that such contracts generally must be “marked to market” annually, and gains and losses with respect to such contracts would generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. See “Financial Products”, below. Certain of a Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments could result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of a Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a RIC, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

Financial Products

A Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer the Fund’s losses, cause adjustments in the holding periods of the Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Some of a Fund’s investments, such as certain option transactions as well as futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.” Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character. Section 1256 contracts held by a Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

For a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income. Gain realized from closing out futures contracts will be considered qualifying income for purposes of the 90% gross income requirement to the extent that such gain is derived with respect to the Fund’s business of investing in securities. The IRS could challenge a Fund’s determination that gain from closing out future contracts is qualifying income for purposes of the 90% requirement.

Certain positions undertaken by a Fund may constitute “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. Losses realized by a Fund that are part of a straddle may be deferred beyond the point in time that they are realized. The straddle rules, if applicable, could increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Certain tax elections that a Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which a Fund may invest are not clear in various respects. As a result, the IRS could challenge the Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of a Fund as a RIC.

A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gains realized by the Fund, which is taxed as ordinary income to the shareholders when distributed. Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of a Fund’s hedging activities including its transactions in options, futures contracts and foreign currencies, are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of a Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a RIC, which may have the effect of accelerating taxable distributions to shareholders.

Securities Issued or Purchased at a Discount

A Fund may acquire debt obligations that have original issue discount. “Original issue discount” is the excess of a debt obligation’s stated redemption price at maturity over the obligation’s issue price. Under long-standing tax rules, a taxpayer that acquires an obligation with original issue discount generally must include the original issue discount in income on a constant yield-to-maturity basis without regard to when, or whether, payments are made on the obligation. Obligations owned by a Fund that have original issue discount may include investments in payment-in-kind securities, and certain other obligations. Obligations with original issue discount owned by a Fund will give rise to income that the Fund will be required to distribute even though the Fund does not receive an interest payment in cash on the obligation during the year and may never receive such payment. In order to generate sufficient cash to make the required distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. A Fund may realize gains or losses from such sales. If a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by a Fund in the secondary market may be treated as having market discount. “Market discount” is generally the excess of the stated redemption price of the bond at maturity over the basis of the bond immediately after its acquisition by the taxpayer. Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes. When recognized, market discount is taxable as ordinary income even if interest on the debt obligation in question is tax exempt.

A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause such Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Funds could be required at times to liquidate other investments in order to satisfy their distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

High-Risk Securities

The Funds may invest in debt obligations that are in the lowest rating categories or are unrated. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income). These and other related issues will be addressed by a Fund if it invests in such securities in order to seek to ensure that the Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Real Estate Investment Trusts

A Fund’s investments, if any, in equity securities of a real estate investment trust (“REIT”) may result in the Fund’s receipt of cash in excess of the REIT’s earnings. If a Fund receives such distributions all or a portion of these distributions will constitute a return of capital to the Fund. Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Under Code Section 199A, a deduction of up to 20% is available for taxpayers other than corporations for qualified business income, from certain pass-through businesses, including “qualified REIT dividends” from REITs (i.e., ordinary REIT dividends, other than capital gains dividends, and REIT dividends designated as qualified dividend income). A RIC may pay and report “section 199A dividends” to its shareholders with respect to the RIC’s qualified REIT dividends. The amount of section 199A dividends that a Fund may pay and report to its shareholders is limited to the excess of the “qualified REIT dividends” that the Fund receives from REITs for a taxable year over the Fund’s expenses allocable to such dividends.

A shareholder may treat section 199A dividends received on a share of a Fund as “qualified REIT dividends” if the shareholder has held the share for more than 45 days during the 91-day period beginning 45 days before the date on which the share becomes ex-dividend, but only to the extent that the shareholder is not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property. A shareholder may include 20% of the shareholder’s “qualified REIT dividends” in the computation of the shareholder’s “combined qualified business income amount” under Code Section 199A. Code Section 199A allows a taxpayer (other than a corporation) a deduction for a taxable year equal to the lesser of (A) the taxpayer’s “combined qualified business income amount” or (B) 20% of the excess of the taxpayer’s taxable income over the taxpayer’s net capital gain for the year.

Tax-Exempt Shareholders

Under current law, each Fund serves to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund. This could happen, for example, if either: (1) a Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. If a charitable remainder trust (as defined in section 664 of the Code) realizes any UBTI for a taxable year, it will be subject to an excise tax equal to the amount of such UBTI. Charitable remainder trusts and other tax-exempt investors are urged to consult with their tax advisors concerning the tax consequences of investing in a Fund.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends or gross sale proceeds paid to any individual shareholder who (i) fails to properly furnish a Fund with a correct taxpayer identification number (“TIN”), (ii) has been identified by the IRS as otherwise subject to backup withholding, or (iii) fails to certify to the Fund that the shareholder is a U.S. person that is not subject to such withholding. The backup withholding tax rate is 24%. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Cost Basis Reporting

Each Fund (or its administrative agents) must report to the IRS and furnish to fund shareholders cost basis information for their fund shares when redeemed, exchanged or otherwise sold and whether the shares had a short-term or long-term holding period. The Funds also are required to report the gross proceeds from the sale of Fund shares. For fund shares acquired through a financial intermediary, shareholders should check with their financial intermediary regarding the applicable cost basis method. Cost basis information reported to shareholders may not always be the same as what they should report on their tax returns because, in determining a shareholder’s cost basis, the Fund may not take into account certain events that affect a shareholder’s tax basis.

Shareholders may elect from among several IRS-accepted cost basis methods to calculate the cost basis of their covered shares. In the absence of such an election, a Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of individuals, and to the undistributed net income of estates and certain trusts, to the extent that such person’s gross income, as adjusted, exceeds a threshold amount. Net investment income includes interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business). Net investment income also includes ordinary income and capital gain distributions received with respect to shares of a Fund and net gains from redemptions or other taxable dispositions of the Fund shares. Net investment income is reduced by deductions properly allocable to such income.

Foreign Shareholders

For purposes of this discussion, “foreign shareholders” are shareholders that are foreign persons, including: (i) individuals classified as nonresident aliens for U.S. tax purposes, (ii) foreign trusts (i.e., trusts other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., an estate the income of which is not subject to U.S. tax on its foreign-source income), and (iv) foreign corporations (i.e., entities classified as corporations for U.S. tax purposes other than an entity organized under the laws of the United States or any state). If a pass-through entity (including for this purpose any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owner and the activities of the pass-through entity. Owners of pass-through entities that are considering the purchase of shares of a Fund should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

This discussion does not address tax consequence of special concern to foreign shareholders subject to special U.S. tax rules, including:

●	former U.S. citizens and residents;

●	expatriated or inverted entities;

●	a nonresident alien individual present in the United States for 183 days or more in a taxable year.

●	a controlled foreign corporation, passive foreign investment company, or a foreign government; or

●	a foreign shareholder whose income from a Fund is effectively connected with a U.S. trade or business of the foreign shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder as determined under such treaty.

U.S. Withholding Requirements on Distributions to Foreign Shareholders Generally

Subject to the exceptions described below, distributions made to foreign shareholders of a Fund will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Such withholding is something referred to as “Chapter 3 Withholding.” If any distribution made by a Fund is “effectively connected” with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding generally applicable to foreign shareholders will not apply provided that the shareholder provides the Fund with proper documentation (generally on a Form W-8ECI) certifying its eligibility for such treatment, and the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.

Short-Term Capital Gain Dividends

If a foreign shareholder of a Fund timely furnishes valid tax documentation on the appropriate Form W-8 certifying its non-U.S. status, short-term capital gain dividends properly reported by the Fund to shareholders as paid from its net short-term capital gains in excess of the Fund’s net long-term capital losses, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below under “Redemptions and Capital Gain Dividends”), will not be subject to U.S. withholding tax unless the shareholder is a nonresident alien individual present in the United States for periods aggregating 183 days or more during the taxable year of the dividend and certain other conditions apply.

Interest-Related Dividends

If a foreign shareholder of a Fund timely furnishes valid tax documentation on the appropriate Form W-8 certifying its non-U.S. status, dividends properly reported by the Fund to shareholders as interest-related dividends and paid from its net “qualified interest income” generally will not be subject to U.S. withholding tax. “Qualified interest income” includes, in general, the sum of a Fund’s U.S. source: (i) bank deposit interest, (ii) short-term original issue discount (payable 183 days or less from the date of its original issuance), (iii) interest on obligations in registered form that qualifies as “portfolio interest,” and (iv) any interest-related dividend passed through from another RIC, in each case in excess of expenses allocable to the interest income. However, with respect to clauses (iii) and (iv), a Fund’s interest-related dividends paid to a foreign shareholder are subject to U.S. taxation to the extent attributable to interest received by the Fund on indebtedness issued by (a) the foreign shareholder, (b) any corporation or partnership of which the foreign shareholder is a 10 percent owner, or (c) a person related to the foreign shareholder if the foreign shareholder is a CFC. In addition, dividends do not qualify as interest-related dividends if paid to foreign shareholders in countries for certain periods during which the Secretary of the Treasury determines that there is inadequate information exchange between such country and the United States to prevent the evasion of U.S. income tax by a U.S. person.

Shares Held Through an Intermediary

Where shares of a Fund are held through an intermediary, even if the Fund reports a distribution in a manner described above, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts. In addition, the foregoing exemptions from U.S. withholding tax do not apply to withholding required under the Foreign Account Tax Compliance Act (“FATCA”), described under the discussion below under “Withholding on Shares Held in Foreign Accounts.”

Redemptions and Capital Gain Dividends

In general, a foreign shareholder’s capital gains realized on the redemption or other disposition of shares of a Fund or from capital gain dividends are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status (generally on an applicable IRS Form W-8), unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder, (ii) in the case of an individual foreign shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met, or (iii) the Fund is a “qualified investment entity.” A RIC is a “qualified investment entity” if it either is a “U.S. real property holding corporation” (a “USRPHC) or would be a USRPHC but for the application of certain exceptions to the definition of that term. A USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s interests in real property and trade or business assets. USRPIs generally include any interest in U.S. real property and any interest (other than solely as a creditor) in a domestic corporation that was a USRPHC in the preceding five years (or during the shareholder’s holding period in shares of the USRPHC, if shorter).

If a foreign shareholder of a Fund is subject to tax for the reason identified in clause (i), above, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If clause (i) is inapplicable but clause (ii), above, applies, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If clause (iii), above, applies, any distributions by a Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or attributable to certain distributions received by the Fund from a lower-tier RIC or REIT, could be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of withholding and the character of such distributions (e.g., as ordinary income or capital gain), would depend upon the extent of the foreign shareholder’s current and past ownership of a Fund. In addition, if the stock of a Fund were considered a USRPI, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption. However, the term “USRPI” does not include a “domestically controlled” qualified investment entity as defined to include a qualified investment entity if less than 50% of its shares were owned, directly or indirectly, by foreign persons at all times over specified periods.

Whether or not a Fund is characterized as a “qualified investment entity” will depend upon the nature and mix of the Fund’s assets. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in a Fund.

Certifications Requirements for Obtaining Reduced Treaty Rates of Withholding and Exemptions from Backup Withholding

In general, a foreign shareholder of a Fund that intends to qualify for a lower rate of withholding under an applicable U.S. income tax treaty must provide the Fund with proper documentation (generally on a Form W-8BEN or a Form W-8BEN-E) certifying its eligibility for treaty relief. Foreign shareholders should consult their tax advisers in this regard. Treaty relief is not available for excess inclusions received directly or indirectly from REMIC residual interests or from REIT TMPs that are allocated to Fund shareholders.

Distributions and redemption proceeds paid or credited to a foreign shareholder of a Fund are generally exempt from backup withholding. However, a foreign shareholder of a Fund may be required to establish that exemption by providing certification of foreign status on an appropriate Form W-8.

Withholding on Shares Held in Foreign Accounts Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions (“FFIs”) or non-financial foreign entities (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on certain distributions paid by the Fund. FATCA withholding is different from, and in addition to, the rules discussed above for withholding on distributions payable to Foreign Shareholders generally, withholding on certain redemptions and capital gain dividends, and backup withholding. The FATCA withholding tax generally may be avoided on payments to an: (a) FFI, if the FFI reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) NFFE, if the NFEE: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations. The withholding requirements under FATCA are in addition to the withholding rules described above.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the applicable Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

FFIs and NFFEs also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.

Reportable Transactions

Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or twice such amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Whether a loss is reportable under these regulations does not determine whether the taxpayer’s treatment of the loss is proper. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper.

Other Tax Matters

Special tax rules not described in this discussion apply to investments through defined contribution plans and other tax-qualified plans and to investments by tax-exempt entities. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans or by such entities and the precise effect that an investment in the Fund would have on their particular tax situations. A type of savings account known as “Trump accounts” were introduced into the Code in 2025 as a type of individual retirement account for children. Trump accounts can be invested only in eligible investments which include only mutual funds or exchange traded funds that track the returns of certain types of equity indexes. The Funds do not expect to qualify as an eligible investment and investors will not be eligible to invest Trump accounts in a Fund.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of a Fund and for more information on the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware statutory trust on January 12, 2012 and consists of multiple separate portfolios or series. The Board may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or series. When certain matters affect one Fund but not another, the shareholders vote as a Fund regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund’s fundamental investment policies would be voted upon only by shareholders of the Fund. Additionally, approvals of Investment Advisory Contracts are matters to be determined separately by the Fund.

Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Fund to approve the proposal as to that Fund. The term “majority,” when referring to approvals to be obtained from shareholders of the Fund means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a Fund’s shareholders and does not intend to do so. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to a Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in a Fund.

INDICATIVE INTRA-DAY VALUE

The approximate value of a Fund’s investments on a per-Share basis, the Indicative Intra-Day Value (“IIV”), is disseminated by the Fund’s listing Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

The Exchange calculates the IIV during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in thea Fund’s portfolio, minus the estimated amount of liabilities. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies. Although a Fund provides the independent third party calculator with information to calculate the IIV, the Fund is not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

OTHER INFORMATION ABOUT THE FUND

[_____], located at [_____] (“[___]”), serves as Custodian for the Funds. As such, [___] holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, [___] receives and delivers cash and securities of the Funds in connection with portfolio transactions and collect all dividends and other distributions made with respect to portfolio securities. [___] also maintains certain accounts and records of the Funds.

Transfer Agent. [___], pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Funds. Under the Transfer Agency Agreement, [___] (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for the Fund. The Adviser is responsible for the cost of services under the Transfer Agency Agreement.

Independent Registered Public Accounting Firm. [___] (“[___]”) serves as the Trust’s independent registered public accounting firm. [___] is located at [___].

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Fund and is located at 3400 Walnut Street, Suite 700, Denver, Colorado 80205.

PERFORMANCE INFORMATION

Yield and Total Return. Each Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

Each Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing a Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in a Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not commenced investment operations. When available, you can obtain copies of the Funds’ Annual Report and Semi-Annual Report at no charge by writing or telephoning the Fund(s) at the address or number on the front page of this SAI.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

A Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated seurities are treated as if rated, based on the adviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the relevant Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’ s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1,2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBS’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

●	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

●	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

●	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’. (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full: denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

APPENDIX B

360 ONE Asset Management Limited
Proxy Voting Policy

POLICY FOR EXERCISING VOTING RIGHTS IN RESPECT OF SHARES HELD BY SCHEME(S) OF 360 ONE MUTUAL FUND

1. Background & Objective of Policy:

360 ONE Asset Management Ltd (AMC) as an Investment Manager to 360 ONE Mutual Fund manages investments of Schemes of 360 ONE Mutual Fund (Schemes) and invests in various securities as per the Investment Objectives of the respective Schemes. In the long term interest of the unit holder(s) and as per SEBI’s directive requiring mutual funds to play an active role in ensuring better corporate governance of listed companies, AMC has set out this Policy for exercising voting in respect of shares held by Schemes (‘Voting Policy’).

360 ONE Asset Management Limited (AMC) also acts as an investment manager to scheme(s) launched under 360 ONE Opportunities Fund (Category III – Alternative Investment Fund) (collectively known as ‘360 ONE AIF’) and 360 ONE Real Estate Investment Trust (Real Estate Investment Trust). 360 ONE AMC is also registered as a Portfolio Manager with SEBI and as an Investment Adviser with SEC, US.

The Voting Policy contains the principles that form the basis for exercising the voting rights attached to shares in which Schemes have invested and the processes that would be followed by AMC towards exercising said voting rights.

Mechanism for Voting

Since the introduction of voting through electronic means, 360 ONE AMC casts its votes on the voting platforms offered by various services providers.

Further, even after a vote has been cast through the electronic means/otherwise, the fund managers may attend the general meetings of the investee companies, to pose questions to the management of the Investee Company pertaining to various matters.

2. Objective underlying voting exercise:

While deciding on exercising a vote, AMC’s objective would be:

1. To support such proposals that tend to maximise shareholders’ value and in turn value of unit holders;

2. To signal dissent to proposals that favour promoters / dominant shareholders at the expense of other (minority) shareholders;

3. To ensure that the decision to cast a vote is not influenced by conflict of interest;

3. Guidelines for exercising a vote:

Specific decision on a particular resolution i.e. to support, oppose or abstain from voting, shall be taken on a case-to- case basis considering potential impact of the vote on shareholder value and interests of the unitholders of the Schemes at large. AMC may also at its discretion choose to abstain from participating in any resolution and hold a neutral stance, should the concerning issue be of no major relevance for the shareholder value and/or unitholder interest. The general guidelines which the AMC would follow while evaluating voting decisions are as follows:

1. AMC shall support changes to the capital structure which appear to give better returns on capital employed and in the long term interest of the shareholders.

2. Votes on key decisions concerning fundamental corporate changes, extraordinary transactions, key corporate governance decisions, shall be decided on the case to case basis in the long term interest of the Unit holders.

3. AMC shall support proposals for employee stock option plans which appear to have been designed for creating employee ownership culture which in turn would enable better employee participation and value creation.

4. The AMC shall generally support the proposal for appoint of independent directors as proposed by Board of Directors of the Company and generally support proposals that strengthen the independence of the Board of Directors.

5. Other proposals submitted to shareholders related to selection of the auditors, amendments to the company’s charter or by-laws and Issues, including those business issues specific to the issuer or those raised by shareholders of the issuer, would be addressed on a case-by-case basis with a focus on the potential impact of the vote on shareholder value.

6. The vote shall be cast at Mutual Fund Level. However, in case Fund Manager/(s) of any specific scheme(s) has different views, the voting at scheme(s) level shall be allowed on case-to-case basis subject to recording of detailed rationale for the same.

7. Pursuant to clause no. 6.16.10 of SEBI Master Circular dated June 27, 2024 SEBI made it mandatory for all Mutual Funds including their passive investment schemes like Index Funds, Exchange Traded Funds etc. to cast votes compulsorily in respect of the following resolutions:

a. Corporate governance matters, including changes in the state of incorporation. merger and other corporate restructuring, and anti-takeover provisions.

b. Changes to capital structure, including increases and decreases of capital and preferred stock issuances.

c. Stock option plans and other management compensation issues.

d. Social and corporate responsibility issues.

e. Appointment and Removal of Directors.

f. Any other issue that may affect the interest of the shareholders in general and interest of the unit-holders in particular.

g. Related party transactions of the investee companies (excluding own group companies).

Further, for all remaining resolutions which are not covered above, Mutual Funds shall also compulsorily be required to cast their votes with effect from April 01, 2022.

4. Proxy Advisory

360 ONE AMC avails the services of Proxy Advisor(s) to arrive at a suitable decision for voting. The fund managers shall use their discretion whether to rely and/or act on the suggestions/recommendations given by such Proxy Advisor(s).

The Scope of Service Provider shall be governed by the agreement executed.

5. Decision Making Process:

The decision regarding the voting on the resolutions of the Investee companies, i.e. whether the AMC will vote for or against the resolution or refrain from voting shall be taken by the Fund Manager, in consultation with Chief Investment Officer (CIO).

The AMC may consult other Institutional Shareholders and may consider the inputs from external agencies to arrive at the decision, if so required.

The voting rights on behalf of the Scheme(s) will be exercised by the employee(s) of AMC or an externally authorised agency or employees of Custodian, as authorized by the:

●	CEO/Whole time Director or CIO
●	Compliance Officer
●	Research Analyst(s)
●	Any member of Investment Team
●	Product Head
●	Head - Operations
●	The voting rights may also be exercised by an externally authorised agency or employees of Custodian, as authorized by the:
●	CEO/Whole time Director or CIO
●	Compliance Officer
●	Product Head
●	Head – Operations

6. Conflict of Interest:

360 ONE AMC is part of a large and diversified financial services group with many affiliates and related companies. From time to time, 360 ONE AMC may face conflicts of interest in relation to our stewardship responsibilities. However, the approach adopted by the AMC will always be to keep the best interest of the investors ahead. As a rule, in all cases of conflicts of interest, the voting decision will be based on the best interest of the investors. Fund Managers/Decision makers shall submit a declaration on quarterly basis to the Trustees that the votes cast by them have not been influenced by any factor other than the best interest of the unit holders.

There will be a clear segregation of the voting function and sales functions. Person authorised to vote on behalf of the Schemes who is interested or have any association with the Investee Company will not be allowed to participate in Proxy Voting related decision.

7.Disclosures:

The actual exercise of the proxy votes in the AGMs/EGMs of the investee companies shall be disclosed to the Unit Holders and on the Website of the AMC in respect of following matters:

● Corporate governance matters, including changes in the state of incorporation, merger and other corporate restructuring, and anti-takeover provisions;

●	Changes to capital structure, including increases and decreases of capital and preferred stock issuances;
●	Stock option plans and other management compensation issues;
●	Social and corporate responsibility issues;
●	Appointment and Removal of Directors; and
●	Any other issue that may affect the interest of the shareholders in general and interest of the unit-holders in particular.

AMC shall disclose the following with respect to votes cast:

a) Specific rationale supporting their voting decision (for, against or abstain) with respect to each vote proposal stated in above.

b) A summary of the votes cast across all its investee company and its break-up in terms of total number of votes cast in favor, against or abstained from.

c) Disclosure of votes cast on their website (in spreadsheet format) on a quarterly basis, within 10 working days from the end of the quarter.

d) AMCs shall continue disclosing voting details in their annual report.

This Policy has been disclosed on the Home Page of the website of the AMC i.e. https://www.360.one/asset-management/mutualfund/ and shall also be suitable set forth in the Annual Report of Schemes distributed to the Unit Holders.

The disclosures of voting rights exercised shall be made on the website of 360 ONE MF (https://www.360.one/asset-management/mutualfund/ ) as follows:

● Quarterly - the details of votes cast by the schemes of the Fund (in the format and due date as prescribed by SEBI from time to time).

● Annually - the details of votes cast by the schemes of the Fund (in the format and due date as prescribed by SEBI from time to time).

On an annual basis, 360 ONE AMC will obtain a certification from auditors on voting and the same will be placed before the Boards of AMC and Trustee. The auditor’s certificate will form part of annual report of the Schemes and will also be uploaded on the website.

8. Review:

The policy shall be ideally review once in year. In case of any regulatory change between the two review cycles, the policy shall be deemed as amended in accordance with the changes regulations. In other words, in case of conflict between Regulations and this policy, the regulations shall prevail.

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Declaration of Trust of Registrant.(2)

	(2)	Certificate of Trust of Registrant, as filed with the State of Delaware on January 12, 2012.(2)

	(3)	Certificate of Amendment of Certificate of Trust of Registrant, as filed with the State of Delaware on May 18, 2012.(2)

	(4)	Amendment to Declaration of Trust, effective as of December 14, 2020.(30)

	(5)	Amendment No. 2 to Declaration of Trust, effective as of May 19, 2022.(37)

(b)		Bylaws of Registrant.(1)

(c)		Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a)(1) of this filing).

(d)	(1)	Investment Advisory Agreement dated February 13, 2019 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Partners Fund, Clarkston Founders Fund and the Clarkston Fund.(28)

	(2)	Investment Advisory Agreement dated October 2, 2017 between Registrant and Beacon Investment Advisory Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

(3)	Investment Advisory Agreement dated September 23, 2019 between Registrant and Carret Asset Management, LLC with respect to the Carret Kansas Tax-Exempt Bond Fund.(28)

(4)(a)	Investment Advisory Agreement dated January 12, 2021 between Registrant and Hillman Capital Management, Inc. with respect to the Hillman Value Fund.(33)

(4)(b)	Amendment No. 1 dated February 1, 2024 to Investment Advisory Agreement dated January 12, 2021 between Registrant and Hillman Capital Management, Inc. with respect to the Hillman Value Fund.(40)

(5)	Investment Advisory Agreement dated March 8, 2023 between Registrant and Brigade Capital Management, LP with respect to the Brigade High Income Fund.(39)

(6)	Investment Sub-Advisory Agreement dated March 8, 2023 between Brigade Capital Management, LP, Brigade Capital UK LLP, and Registrant, on behalf of the Brigade High Income Fund.(39)

(7)	Investment Advisory Agreement dated November 24, 2025 between Registrant and Fundsmith Investment Services Limited with respect to the Fundsmith Equity ETF. (43)

(8)	Investment Sub-Advisory Agreement dated November 24, 2025 between Registrant, Fundsmith Investments Services Limited, and ALPS Advisors, Inc., with respect to the Fundsmith Equity ETF.(43)

	(9)	Investment Advisory Agreement dated [ ] between Registrant and 360 ONE with respect to the 360 ONE India Conviction ETF and 360 ONE India Select ETF.(to be filed by subsequent amendment)

(e)	(1)	Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. with respect to the funds listed in Appendix A.(22)

	(2)	Amendment to Distribution Agreement dated May 4, 2018 between Registrant and ALPS Distributors, Inc. with respect to the funds listed in Appendix A.(22)

	(3)	Amendment No. 2 to Distribution Agreement dated September 24, 2018 between Registrant and ALPS Distributors, Inc.(26)

	(4)	Amendment No. 3 to Distribution Agreement dated October 18, 2019 between Registrant and ALPS Distributors, Inc. with respect to the funds listed in Appendix A.(28)

	(5)	Amendment No. 4 to Distribution Agreement between Registrant and ALPS Distributors, Inc. with respect to the funds listed in Appendix A.(32)

	(6)	Amendment No. 5 dated December 20, 2022 between Registrant and ALPS Distributors, Inc.

	(7)	Amendment No. 6 dated December 20, 2022 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. with respect to the funds listed in Appendix A.(40)

	(8)	Amendment No. 8 dated November 20, 2025 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. with respect to the Fundsmith Equity ETF.(43)

	(9)	Amendment No.[9] dated February [ ], 2026 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. with respect to the 360 ONE India Conviction ETF and 360 ONE India Select ETF. (to be filed by subsequent amendment)

	(10)	Form of Broker Dealer Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer.(33)

	(11)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm.(33)

	(12)	Form of Fund/SERV Agreement between ALPS Distributors, Inc. and servicing firm.(33)

	(13)	Form of NETWORKING Agreement between ALPS Distributors, Inc. and servicing firm.(33)

	(14)	Form of Authorized Participation Agreement.(43)

(f)		None.

(g)	(1)	Amended and Restated Global Custody Agreement For Foreign and Domestic Securities dated January 23, 2020, between Registrant and U.S. Bank, N.A (f/k/a MUFG Union Bank, National Association; Union Bank, N.A.).(28)

	(2)	Assignment of Custody Agreement dated July 14, 2021, among Registrant, MUFG Union Bank, National Association and U.S. Bank, N.A.(36)

	(3)	Custody Agreement dated October 2, 2017 between Registrant and U.S. Bank National Association with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

	(4)	Special Custody and Pledge Agreement dated August 15, 2020 between Registrant, Goldman Sachs & Co. LLC, Beacon Investment Advisory Services, Inc. and U.S. Bank National Association with respect to the Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund.(29)

	(5)	Custody Agreement dated March 15, 2021 between Registrant and UMB Bank, N.A. with respect to the Hillman Value Fund. (36)

	(6)(a)	Master Custody Agreement dated September 7, 2018, between the Registrant and State Street Bank & Trust Company.(25)

	(6)(b)	Additional Series Letter dated February 17, 2023 to the Master Custody Agreement dated September 7, 2018 between Registrant and State Street Bank and Trust Company with respect to the Brigade High Income Fund.(39)

	(7)	Additional Series Letter dated November 25, 2025 to the Custody Agreement dated September 7, 2018 between Registrant and State Street Bank and Trust Company with respect to the Fundsmith Equity ETF.(43)

	(8)	Custodian Agreement between Registrant and [__] with respect to the 360 ONE India Conviction ETF and 360 ONE India Select ETF.(to be filed by subsequent amendment)

(h)	(1)(a)	Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

	(1)(b)	Amendment dated April 26, 2016 to Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund.(18)

	(1)(c)	Supplement dated February 1, 2018 to Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund, Clarkston Fund and Clarkston Founders Fund.(27)

	(1)(d)	Amendment No. 2 dated February 18, 2021 to Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund.(36)

	(1)(e)	Amendment No. 3 dated April 1, 2023 to Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund, Clarkston Fund and Clarkston Founders Fund.(40)

(1)(f)	Amendment No. 4 dated March 26, 2024 to Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund, Clarkston Fund and Clarkston Founders Fund.(41)

(2)(a)	Transfer Agency and Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

(2)(b)	Supplement dated February 1, 2018 to Transfer Agency and Service Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(27)

(2)(c)	Amendment No.1 dated February 18, 2021 to Transfer Agency and Service Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(36)

(2)(d)	Amendment No. 2 dated February 8, 2022 to Transfer Agency and Service Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(37)

(2)(e)	Amendment No. 3 dated April 1, 2023 to Transfer Agency and Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(40)

(3)(a)	Transfer Agency and Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(26)

(3)(b)	Amendment No. 1 dated February 18, 2021 to the Transfer Agency and Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(36)

(3)(c)	Amendment No. 2 dated April 1, 2023 to the Transfer Agency and Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(40)

(4)(a)	Transfer Agency and Services Agreement dated November 24, 2025 between Registrant and State Street Bank and Trust Company with respect to the Fundsmith Equity ETF.(43)

(4)(b)	Transfer Agency and Services Agreement between Registrant and [ ] with respect to the 360 ONE India Conviction ETF and 360 ONE India Select ETF.(to be filed by subsequent amendment)

(5)(a)	Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect the Clarkston Partners Fund and the Clarkston Fund.(16)

(5)(b)	Amendment dated April 26, 2016 to Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund.(18)

(5)(c)	Amendment dated August 23, 2018 to Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(26)

(5)(d)	Amendment No. 3 dated February 18, 2021 to Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(36)

(5)(e)	Amendment No. 4 dated April 1, 2023 to Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Fund, Clarkston Partners Fund and Clarkston Founders Fund.(40)

(5)(f)	Amendment No. 5 dated December 26, 2024 to Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Fund, Clarkston Partners Fund and Clarkston Founders Fund.(41)

(6)(a)	Administration, Bookkeeping and Pricing Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

(6)(b)	Amendment dated August 23, 2018 to Administration, Bookkeeping and Pricing Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(26)

(6)(c)	Amendment No. 2 dated February 18, 2021 to Administration, Bookkeeping and Pricing Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(36)

(6)(d)	Amendment No. 3 dated February 8, 2022 to Administration, Bookkeeping and Pricing Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(37)

(6)(e)	Amendment No. 4 dated April 1, 2023 to Administration, Bookkeeping and Pricing Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(40)

(6)(f)	Amendment No. 5 dated December 26, 2024 to Administration, Bookkeeping and Pricing Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(41)

(7)(a)	Administration, Bookkeeping and Pricing Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(26)

(7)(b)	Amendment No. 1 dated February 18, 2021 to Administration, Bookkeeping and Pricing Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(36)

(7)(c)	Amendment No. 2 dated April 1, 2023 to Administration, Bookkeeping and Pricing Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(40)

(7)(d)	Amendment No. 3 dated December 26, 2024 to Administration, Bookkeeping and Pricing Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(41)

(8)(a)	Services Agreement dated March 8, 2023 between Registrant and ALPS Fund Services, Inc. with respect to the Brigade High Income Fund.(39)

(8)(b)	Amendment No. 1 dated October 5, 2023 to the Services Agreement dated March 8, 2023 between Registrant and ALPS Fund Services, Inc. with respect to the Brigade High Income Fund.(40)

(8)(c)	Amendment No. 2 dated November 4, 2024 to Services Agreement dated March 8, 2023 between Registrant and ALPS Fund Services, Inc. with respect to the Brigade High Income Fund.(41)

(9)	Co-Administration Agreement dated March 8, 2023 between Registrant and Brigade Capital Management, LP with respect to the Brigade High Income Fund.(39)

(10)	Master Report Modernization Addendum dated March 20, 2020 to Administration, Bookkeeping and Pricing Services Agreement between the Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund, Beacon Accelerated Return Strategy Fund, Beacon Planned Return Strategy Fund, Seven Canyons Strategic Global Fund (f/k/a the Seven Canyons Strategic Income Fund), Seven Canyons World Innovators Fund, Clarkston Fund, Clarkston Founders Fund and Clarkston Partners Fund.(29)

(11)(a)	Master Liquidity Risk Management Addendum for Trust dated October 31, 2019 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund, the Clarkston Partners Fund and the Clarkston Fund.(28)

(11)(b)	Amendment No. 1 to the Master Liquidity Risk Management Addendum for Trust dated February 18, 2021 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund, the Clarkston Partners Fund and the Clarkston Fund.(36)

(12)(a)	Services Agreement among Registrant, ALPS Fund Services, Inc. and DST Systems, Inc. dated March 18, 2021 with respect to the Hillman Value Fund.(36)

(12)(b)	Amendment No. 1 dated December 26, 2024 to Services Agreement among Registrant, ALPS Fund Services, Inc. and DST Systems, Inc. dated March 18, 2021 with respect to the Hillman Value Fund.(41)

(13)(a)	Services Agreement dated November 20, 2025 between Registrant and ALPS Fund Services, Inc. with respect to the Fundsmith Equity ETF.(43)

(13)(b)	Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the 360 ONE India Conviction ETF and 360 ONE India Select ETF.(to be filed by subsequent amendment)

(14)(a)	Chief Compliance Officer Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

(14)(b)	Amendment dated April 26, 2016 to Chief Compliance Officer Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund.(18)

(14)(c)	Amendment No. 2 dated April 1, 2023 to Chief Compliance Officer Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Fund, Clarkston Partners Fund and Clarkston Founders Fund.(40)

(15)(a)	Chief Compliance Officer Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

(15)(b)	Amendment dated January 4, 2018 to Chief Compliance Officer Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(21)

(15)(c)	Amendment No. 1 dated April 1, 2023 to Chief Compliance Officer Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(40)

(16)(a)	Chief Compliance Officer Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(26)

(16)(b)	Amendment No. 1 dated October 17, 2019 to the Chief Compliance Officer Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(28)

(16)(c)	Amendment No. 2 dated April 1, 2023 to the Chief Compliance Officer Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(40)

(17)	Fee Waiver Letter Agreement dated January 6, 2022 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund.(36)

(18)	Fee Waiver Letter Agreement dated January 6, 2022 between Registrant and Beacon Investment Advisory Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(36)

(19)	Fee Letter Agreement dated January 27, 2025 between Registrant and Carret Asset Management, LLC with respect to the Carret Kansas Tax-Exempt Bond Fund.(41)

(20)	Fee Waiver Letter Agreement dated January 6, 2022 between Registrant and Hillman Capital Management, Inc. with respect to the Hillman Value Fund.(36)

	(21)	Fee Waiver Letter Agreement dated July 11, 2025 between Registrant and Brigade Capital Management, LP, with respect to the Brigade High Income Fund.(43)

(i)	(1)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of the Fundsmith Equity ETF.(42)

	(2)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of the Beacon Accelerated Return Strategy Fund, Beacon Planned Return Strategy Fund, Brigade High Income Fund, Carret Kansas Tax-Exempt Bond Fund, Clarkston Partners Fund, Clarkston Fund, Clarkston Founders Fund, Seven Canyons World Innovators Fund, Seven Canyons Strategic Global Fund (f/k/a the Seven Canyons Strategic Income Fund) and Hillman Value Fund.(43)

	(3)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of 360 ONE India Conviction ETF and 360 ONE India Select ETF.(to be filed by subsequent amendment)

(j)	(1)	Consent of Cohen & Company, Ltd., Independent Registered Public Accounting Firm, with respect to Beacon Accelerated Return Strategy Fund, Beacon Planned Return Strategy Fund, Brigade High Income Fund, Clarkston Partners Fund, Clarkston Fund, Clarkston Founders Fund, Seven Canyons Strategic Global Fund (f/k/a Seven Canyons Strategic Income Fund), Seven Canyons World Innovators Fund, Hillman Value Fund and Carret Kansas Tax-Exempt Bond.(43)

(k)		None.

(l)	(1)	Share Purchase Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

	(2)	Share Purchase Agreement dated April 27, 2016 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund.(18)

	(3)	Share Purchase Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

	(4)	Share Purchase Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(26)

	(5)	Form of Share Purchase Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Hillman Value Fund.(33)

	(6)	Share Purchase Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Brigade High Income Fund.(40)

	(7)	Share Purchase Agreement dated November 20, 2025 between Registrant and ALPS Fund Services, Inc. with respect to the Fundsmith Equity ETF.(43)

	(8)	Share Purchase Agreement between Registrant and ALPS Fund Services, Inc. with respect to the 360 ONE India Conviction ETF and 360 ONE India Select ETF.(to be filed by subsequent amendment)

(m)	(1)	Distribution and Services (12b-1) Plan (Class A) – Carret Kansas Tax-Exempt Bond Fund.(23)

	(2)	Amended Distribution and Services (12b-1) Plan (Class A) – Carret Kansas Tax-Exempt Bond Fund.(32)

	(3)	Amended and Restated Shareholder Services Plan (Institutional Class) – Clarkston Partners Fund.(18)

	(4)	Amended and Restated Shareholder Services Plan (Institutional Class) – Clarkston Fund.(18)

	(5)	Shareholder Services Plan (Institutional Class) – Clarkston Founders Fund.(18)

	(6)	Shareholder Services Plan (Institutional Class) – Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund.(20)

	(7)	Shareholder Services Plan (Class A) – Carret Kansas Tax-Exempt Bond Fund.(26)

(n)	(1)	Rule 18f-3 Plan – Clarkston Partners Fund.(16)

	(2)	Rule 18f-3 Plan – Clarkston Founders Fund.(30)

	(3)	Rule 18f-3 Plan – Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund.(20)

	(4)	Rule 18f-3 Plan – Carret Kansas Tax-Exempt Bond Fund.(23)

	(5)	Rule 18f-3 Plan – Brigade High Income Fund.(39)

(o)		Reserved

(p)	(1)	Code of Ethics for Registrant, as of October 30, 2012, as amended November 14, 2016.(19)

	(2)	Code of Ethics for ALPS Holdings, Inc. and its subsidiaries and affiliates, including ALPS Distributors, Inc. and ALPS Fund Services, dated May 1, 2010, as amended July 1, 2017.(20)

	(3)	Code of Ethics for Clarkston Capital Partners, LLC, dated April 29, 2013, as amended June 12, 2023.(40)

	(4)	Code of Ethics for Beacon Investment Advisory Services, Inc.(20)

	(5)	Code of Ethics for Carret Asset Management, LLC.(23)

	(6)	Code of Ethics for Hillman Capital Management, Inc.(33)

	(7)	Code of Ethics for Brigade Capital Management, LP and Brigade Capital UK, LLP.(39)

	(8)	Code of Ethics for Fundsmith Investment Services Limited.(42)

	(9)	Code of Ethics for 360 ONE Asset Management Limited.(to be filed by subsequent amendment)

(q)		Power of Attorney dated November 21, 2024.(41)

(1)	Incorporated by reference to Registrant’s Registration Statement filed on September 17, 2012.
(2)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on November 19, 2012.
(3)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 filed on December 19, 2012.
(4)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed on July 31, 2013.
(5)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed on September 24, 2013.
(6)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed on December 16, 2013.
(7)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed on December 19, 2013.
(8)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 filed on February 24, 2014.
(9)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 filed on June 30, 2014.
(10)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 filed on August 8, 2014.
(11)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 29 filed on August 29, 2014.
(12)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed on October 1, 2014.
(13)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 filed on January 29, 2015.
(14)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 43 filed on February 27, 2015.
(15)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed on July 15, 2015.
(16)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 49 filed on September 8, 2015.
(17)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed on January 29, 2016.
(18)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 55 filed on April 26, 2016.
(19)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed on January 27, 2017.
(20)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 61 filed on September 29, 2017.
(21)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed on January 29, 2018.
(22)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed on May 24, 2018.
(23)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed on June 13, 2018.
(24)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed on July 16, 2018.
(25)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 71 filed on September 11, 2018.
(26)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed on September 24, 2018.

(27)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 75 filed on January 28, 2019.
(28)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 77 filed on January 28, 2020.
(29)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 78 filed on November 20, 2020
(30)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 80 filed on December 15, 2020.
(31)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 81 filed on December 15, 2020.
(32)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 82 filed on January 28, 2021.
(33)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed on February 11, 2021.
(34)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 85 filed on February 12, 2021.
(35)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed on December 10, 2021.
(36)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 96 filed on January 28, 2022.
(37)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 108 filed on December 23, 2022.
(38)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 111 filed on January 27, 2023.
(39)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 113 filed on March 8, 2023.
(40)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 115 filed on January 26, 2024.
(41)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 116 filed on January 28, 2025.
(42)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 118 filed on November 24, 2025.
(43)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 119 filed on January 28, 2026.

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

None.

Item 30.	Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article 8 of the Registrant’s Declaration of Trust (Exhibit (a)(1) to the Registration Statement) and Section 7 of the Distribution Agreement (Exhibit (e)(1)) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31.	Business and Other Connections of Investment Advisers and Investment Sub-Advisers.

360 ONE aSSET MANAGEMENT LIMITED

Name *	Position with 360 ONE Asset Management Limited	Other Business Connections	Type of Business
Ganesh, Radhakrishnan, K C Radhakrishnan	Lead – Operations	Lead – Operations in 360 ONE Alternates Asset Management Limited and 360 ONE Portfolio Managers Limited	Exempt Reporting Advisers Investment Adviser
Priya Pradip Biswas	Chief Financial Officer	NA	NA
Sonali Ashok Tendulkar	Chief Compliance Officer	Compliance Officer for 360 ONE Mutual Fund managed by 360 ONE Asset Management Limited	Mutual Fund
Sonali Ashok Tendulkar	Chief Compliance Officer	Compliance Officer for 360 ONE Opportunities Fund managed by 360 ONE Asset Management Limited	Category III AIF
Sonali Ashok Tendulkar	Chief Compliance Officer	Compliance Officer for 360 ONE Portfolio Managers Limited	Investment Adviser
Raghav Narasimhan Iyengar	Chief Executive Officer and Whole Time Director	Director on the Board of 360 ONE Alternates Asset Management Limited and Member of multiple Investment Committees for Category II AIF.	Exempt Reporting Advisers
Raghav Narasimhan Iyengar	Chief Executive Officer and Whole Time Director	Member of multiple Investment Committees for Category III AIF managed by 360 ONE Asset Management Limited.	Investment Adviser
Raghav Narasimhan Iyengar	Chief Executive Officer and Whole Time Director	Director on the Board of 360 ONE Global Asset Management (IFSC) Limited	Currently no business
Anup Pratap Maheshwari	Chief Investment Officer and Whole Time Director	Director on the Board of 360 ONE Global Asset Management (IFSC) Limited	Currently no business
Anup Pratap Maheshwari	Chief Investment Officer and Whole Time Director	Member of multiple Investment Committees for Category II AIF managed by 360 ONE Alternates Asset Management Limited.	Exempt Reporting Advisers
Anup Pratap Maheshwari	Chief Investment Officer and Whole Time Director	Member of multiple Investment Committees for Category III AIF managed by 360 ONE Asset Management Limited.	Investment Adviser

*

The principal business address for each of the 360 ONE Asset Management Limited representatives:

1. 360 ONE Alternates Asset Management Limited: 360 ONE Centre, Kamala City, Senapati Bapat Marg, Lower Parel, Maharashtra, Mumbai, 400013.

2. 360 ONE Global Asset Management (IFSC) Limited: 1067, SHILP INCUBATION, CENTRE UNIT B PLOT 11T3, Gift City, Gandhi Nagar, Gandhi Nagar, Gujarat, India, 382050.

ALPS ADVISORS INC.

Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business
Laton Spahr	President, Director	Not Applicable	Not Applicable
Rahul Kanwar**	Authorized Representative	None	Fund Servicing
Eric T. Parsons	Vice President, Controller, Assistant Treasurer	Vice President, Corporate Controller, ALPS Holdings, Inc., and Vice President, Controller, Assistant Treasurer, ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Jason White**	Secretary	Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., and ALPS Fund Services, Inc.	Fund Servicing
Eric Theroff***	Assistant Secretary	Assistant Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., and ALPS Fund Services, Inc.	Fund Servicing

Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business
Brian Schell****	Vice President, Treasurer and Assistant Secretary	Vice President, Treasurer and Assistant Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., and ALPS Fund Services, Inc.	Fund Servicing
Matthew Sutula	Chief Compliance Officer	Not Applicable	Not Applicable
Richard C. Noyes	Senior Vice President, General Counsel and Assistant Secretary	Not Applicable	Fund Servicing
Eric Hewitt	Co-CIO, Director, Research & Strategy	Not Applicable	Not Applicable
Alex Hagmeyer	Co-CIO, Director of Quantitative Research	Not Applicable	Not Applicable

*	The principal business address for each of the ALPS Advisors, Inc. representatives is: 1290 Broadway, Suite 1000, Denver, CO 80203.
**	The principal business address for Messrs. Kanwar and White is 4 Times Square, New York, NY 10036.
***	The principal business address for Mr. Theroff is 333 W. 11th Street, 5th Floor, Kansas City, MO 64105.
****	The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606.

BEACON INVESTMENT ADVISORY SERVICES, INC.

Name *	Position with Beacon Investment Advisory Services, Inc.	Other Business Connections	Type of Business
Valerie Murray	President	None	N/A
Brian McGann	Head of Investment Strategy	None	N/A
Chris Shagawat	Portfolio Manager	None	N/A
John Longo	Chief Investment Officer	Professor at Rutgers University Board of Directors, Belite Bio	University Biotech Firm
Tom Mathew	Chief Compliance Officer	None	N/A

*	The principal business address for each of the Beacon Investment Advisory Services, Inc. representatives is 163 Madison Avenue, Suite 600, Morristown, NJ 07960.

BRIGADE CAPITAL MANAGEMENT, LP

Name*	Position with Brigade Capital Management, LP	Other Business Connections	Type of Business
Steven Bleier	Co-Chief Investment Officer, Head of Structured Credit, Partner	Director of Mercury Financial Holdings, 11401 Century Oaks Terr Ste 470, Austin, TX 78758-0007	Investment of funds or accounts managed by Brigade Capital Management, LP
		Director of Now Corp., 2300 Peachtree Rd NW Suite C-102, Atlanta, GA 30309	Investment of funds or accounts managed by Brigade Capital Management, LP
Matthew Perkal	Senior Director/Portfolio Manager-Restructuring and Private Credit, Partner	Director of Guitar Center, 5795 Lindero Canyon Rd., Westlake Village, CA 91362	Investment of funds or accounts managed by Brigade Capital Management, LP
Chris Chaice	Head of Distressed Research, Partner	Director of Mesquite Energy Inc. 711 Louisiana Street, Suite 3100 Houston, TX 77002	Investment of funds or accounts managed by Brigade Capital Management, LP
Donald E. Morgan III	Managing Partner, Portfolio Manager and Chief Investment Officer, Partner	Director of Avaya 350 Mt. Kemble Avenue Morristown, NJ 07960 USA	Investment of funds or accounts managed by Brigade Capital Management, LP
Sandro Carissimo	Research, Partner	Director of North Sea Natural Resources The Bell House 57 West Street Dorking, England RH4 1BS	Investment of funds or accounts managed by Brigade Capital Management, LP

*	The principal business address for each of the Brigade Capital Management, LP representatives is 399 Park Avenue, Suite 1600, New York, NY 10022.

BRIGADE CAPITAL UK, LLP

Name*	Position with Brigade Capital UK, LLP	Other Business Connections	Type of Business
Thomas O’Shea	Head of European Investments, Partner	None	N/A

*	The principal business address for the Brigade Capital UK, LLP representative is Southwest House, 11A Regent Street, London SW1Y 4LR.

CARRET ASSET MANAGEMENT, LLC

Name *	Position with Carret Asset Management, LLC	Other Business Connections	Type of Business
Marco Vega	Chief Operating Officer and President	Brean Capital LLC, Quadrant Holdings Inc. and subsidiaries, United Holding Company and subsidiaries, Bernard Holdings LLC, Arc Acquisition Company, LLC	Broker Dealer, Family Office, Insurance, Payroll Processor and Insurance Services, Manufacturing, respectively.
Jason Graybill	Senior Managing Director	None	N/A
Neil Klein	Senior Managing Director	None	N/A
Wayne Reisner	Senior Managing Director	None	N/A

*	The principal business address for each of the Carret Asset Management, LLC representatives is 360 Madison Avenue, 20th Floor, New York, NY 10017.

CLARKSTON CAPITAL PARTNERS, LLC

Name *	Position with Clarkston Capital Partners, LLC	Other Business Connections	Type of Business
Jeffrey A. Hakala	Manager; Chief Executive Officer and Co-Chief Investment Officer	Director and Audit Committee Member, Waterford Bancorp, N.A; Director, Compensation Committee Member, and Nominating and Audit Committee Member, Presurance Holdings, Inc.; Chairman, Chief Executive Officer, and President, Clarkston Companies, Inc.; Managing Member, Clarkston Ventures, LLC; Manager, Clarkston 91 West LLC (through 12/31/25); Manager of Sole Member, Clarkston QV Fund GP, LLC; Director, Origin Athletics; Member, Clarkston Third Financial, LLC	Bank Holding Company; Insurance Holding Company; Investment Adviser Holding Company; Private Investment Vehicle; Real Estate Holding Company; Private Investment Vehicle; Athletic Organization; Investment Adviser Holding Company

Gerald W. Hakala	Manager; Managing Director, Clarkston Capital, and Co-Chief Investment Officer	Director, Presurance Holdings, Inc. (through 6/30/25); Director, Executive Vice President, Clarkston Companies, Inc.; Member, Clarkston Ventures, LLC; Manager, Clarkston 91 West LLC (through 12/31/25); Director, Pop Daddy Popcorn, LLC; Member, Clarkston Third Financial, LLC	Insurance Holding Company; Investment Adviser Holding Company; Private Investment Vehicle; Real Estate Holding Company; Consumer Snacks Holding Company; Investment Adviser Holding Company
Salvatore F. Gianino	Senior Advisor	Chairman of Directors, Waterford Bancorp, N.A; Member, Clarkston Ventures, LLC; Executive Vice President, Clarkston Companies, Inc.; Member, Clarkston Third Financial, LLC	Bank Holding Company; Private Investment Vehicle; Investment Adviser Holding Company; Investment Adviser Holding Company
J. Grant Smith	Chief Financial Officer	Chairman of the Board, Presurance Holdings, Inc.; Senior Financial Advisor, Clarkston Companies, Inc.; President and Chief Operating Officer of Waterford Bank, N.A. (through 11/2/24)	Insurance Holding Company; Investment Adviser Holding Company; Bank
Melanie M. West	Chief Compliance Officer	Board Member, Temple Shir Shalom (through 6/30/24); Finance Committee Member, Jewish Federation of Metropolitan Detroit	Religious Organization; Non-Profit Organization
Kurt P. Terrien	Chief Administrative Officer	Branch Officer Supervisor, ALPS Distributors, Inc.; Director, Elite Detections K9; Trustee and Finance Committee Member, Leader Dogs for the Blind	Broker-dealer; Charitable Organization; Charitable Organization

*	The principal business address for all Clarkston Capital Partners, LLC executive officers is 303 E Third Street, Suite 110, Rochester, MI 48307.

HILLMAN CAPITAL MANAGEMENT, INC.

Name *	Position with Hillman Capital Management, Inc.	Other Business Connections	Type of Business
Mark A. Hillman	Chief Executive Officer and Chief Investment Officer	None	N/A
Trevor Lee	Director of Qualitative Research	None	N/A
Jeffrey T. Long	Director, Systems, Operations and Trading	None	N/A
C. Frank Watson	Chief Compliance Officer	Chief Executive Officer and owner of Fairview, LLC (doing business as ViewPoint Partners), Fairview Investment Services (doing business as Fairview Compliance and/or Fairview Compliance Administration), Fairview Investment Administration, Filepoint® EDGAR Services, Fairview Performance Services and Fairview Cyber	Back-office and compliance services to registered investment advisers, regulatory reporting and web-site hosting.
Lindsey G. Vaughan, CFA	Managing Director of Business Development	N/A	N/A

*	The principal business address for each of the Hillman Capital Management, Inc. representatives is 7255 Woodmont Avenue, Suite 260, Bethesda, MD 20814.

FUNDSMITH INVESTMENT SERVICES LIMITED

Name *	Position with Fundsmith Investment Services Limited	Other Business Connections	Type of Business
Tom Armstrong	Chief Operating Officer, Director, FISL	Partner in Fundsmith LLP	Investment Management
Sameerah Joomun Nuseeb	Chief Compliance Officer, FISL	None	N/A
Greville Ward	Director, FISL	Partner in Fundsmith LLP	Investment Management
Terence Smith	Chief Investment Officer, Director, FISL	Partner in Fundsmith LLP	Investment Management
Irfaan Hossany	Director, FISL	Managing Director of KFS (Mauritius) Ltd	Corporate Service Provider

*	The principal business address for each of the Fundsmith Investment Services Limited representatives is Black River Business Park, Black River, Mauritius, 90911.

Item 32.	Principal Underwriters.

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies:

1290 Funds

1WS Credit Income Fund

Aberdeen Income Credit Strategies Fund

abrdn ETFs

abrdn Funds

abrdn Global Dynamic Dividend Fund

abrdn Global Premier Properties Fund

abrdn Income Credit Strategies Fund

Accordant ODCE Index Fund

Alpha Alternative Assets Fund

 Alternative Credit Income Fund

Apollo Diversified Credit Fund

Apollo Diversified Real Estate Fund

AQR Funds

Arrowmark Financial Corp.

Axonic Alternative Income Fund

Axonic Funds

BBH Trust

Bluerock High Income Institutional Credit Fund

Bluerock Total Income+ Real Estate Fund

Bridge Builder Trust

Cambria ETF Trust

CION Ares Diversified Credit Fund

CION Grosvenor Infrastructure Fund

Columbia ETF Trust

Columbia ETF Trust I

Columbia ETF Trust II

Columbia Seligman Premium Technology Growth Fund, Inc.

CRM Mutual Fund Trust

DBX ETF Trust

Diameter Dynamic Credit Fund

Eagle Point Defensive Income Trust

Eagle Point Enhanced Income Trust

EA Series Trust (Cambria Series)

ETF Series Solutions (Vident Series)

Financial Investors Trust

Firsthand Funds

FS Credit Income Fund

FS Credit Opportunities Corp.

FS MVP Private Markets Fund

Gemcorp Commodities Alternative Products Fund

Goehring & Rozencwajg Investment Funds

Goldman Sachs ETF Trust

Goldman Sachs ETF Trust II

Graniteshares ETF Trust

Hartford Funds Exchange-Traded Trust

Heartland Group, Inc.

Investment Managers Series Trust II (AXS-Advised Funds)

Investment Managers Series Trust II (Alternative Access-Advised Fund)

Janus Detroit Street Trust

Lattice Strategies Trust

Litman Gregory Funds Trust

Longleaf Partners Funds Trust

Manager Directed Portfolios (Spyglass Growth Fund)

Meridian Fund, Inc.

Natixis ETF Trust

Natixis ETF Trust II

New York Life Investments Active ETF Trust

New York Life Investments ETF Trust

Opportunistic Credit Interval Fund

PRIMECAP Odyssey Funds

Principal Exchange-Traded Funds

RiverNorth Funds

RiverNorth Opportunities Fund, Inc.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

RiverNorth Opportunistic Municipal Income Fund, Inc.

RiverNorth Managed Duration Municipal Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund, Inc.

RiverNorth Capital and Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund II, Inc.

RiverNorth Managed Duration Municipal Income Fund II, Inc.

SPDR Dow Jones Industrial Average ETF Trust

SPDR S&P 500 ETF Trust

SPDR S&P MidCap 400 ETF Trust

Sphinx Opportunity Fund II

Sprott Funds Trust

The Arbitrage Funds

Themes ETF Trust

Tidal Trust II (Cambria Series)

Thornburg ETF Trust

Thrivent ETF Trust

Trust for Professional Managers (PT Asset Management Series)

USCF ETF Trust

USVC Venture Capital Access Fund

Valkyrie ETF Trust II

Wasatch Funds

Wilmington Funds

X-Square Balanced Fund

X-Square Series Trust

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Brian Schell **	Vice President & Treasurer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White***	Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Eric Theroff^	Assistant Secretary	None
Adam Girard^^	Tax Officer	None
Liza Price	Vice President, Managing Counsel	None
Jed Stahl	Vice President, Managing Counsel	None
James Stegall	Vice President	None
Hilary Quinn	Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

**	The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606.

***	The principal business address for Mr. White is 4 Times Square, New York, NY 10036.

^	The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, MO 64105

^^	The principal business address for Mr. Girard is 80 Lamberton Road, Windsor, CT 06095

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following offices:

Name	Address	City, State, Zip
360 ONE Asset Management Limited	360 ONE Centre	Kamala City, Senapati Bapat Marg, Lower Parel, Maharashtra, Mumbai – 400013
360 ONE Global Asset Management (IFSC) Limited	1067, SHILP INCUBATION, CENTRE UNIT B PLOT 11T3	Gift City, Gandhi Nagar, Gandhi Nagar, Gujarat, India, 382050
ALPS Advisors, Inc.	1290 Broadway, Suite 1000	Denver, CO 80203
ALPS Distributors, Inc.	1290 Broadway, Suite 1000	Denver, CO 80203
ALPS Fund Services, Inc.	1290 Broadway, Suite 1000	Denver, CO 80203
Clarkston Capital Partners, LLC	91 West Long Lake Road	Bloomfield Hills, MI 48304
Beacon Investment Advisory Services, Inc.	163 Madison Avenue, Suite 600	Morristown, NJ 07960
Brigade Capital Management, LP	399 Park Avenue, 15th Floor	New York, NY 10022
Brigade Capital UK, LLP	Southwest House, 11A Regent Street	London, SW1Y 4LR, United Kingdom
Carret Asset Management, LLC	360 Madison Avenue, 20th Floor	New York, NY 10017
Fundsmith Investment Services Limited	Black River Business Park	Black River, Mauritius, 90911
Hillman Capital Management, Inc.	7250 Woodmont Avenue, Suite 310	Bethesda, MD 20814

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Denver, and State of Colorado, on the 27th day of February, 2026.

ALPS SERIES TRUST

By:	/s/ Lucas Foss
Lucas Foss
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lucas Foss	President and Principal Executive Officer	February 27, 2026
Lucas Foss

/s/ Jill McFate	Treasurer, Principal Financial Officer, and Principal Accounting Officer	February 27, 2026
Jill McFate

/s/ Ward D. Armstrong*	Trustee and Chairman	February 27, 2026
Ward D. Armstrong

/s/ Merrillyn J. Kosier*	Trustee	February 27, 2026
Merrillyn J. Kosier

/s/ Patrick Seese*	Trustee	February 27, 2026
Patrick Seese

*	Signature affixed by Lucas Foss pursuant to a Power of Attorney dated November 21, 2024.

Exhibit List

None.